VANGUARD
TAX-MANAGED
FUND

Semiannual Report - June 30, 1998

[PHOTO]

[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

      We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

      But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

      They, along with the rest of our valiant crew, look forward to serving you in the years ahead.

[PHOTO]                                                [PHOTO]
JOHN C.  BOGLE                                         JOHN J. BRENNAN
SENIOR CHAIRMAN                                        CHAIRMAN & CEO

CONTENTS
    A MESSAGE TO OUR SHAREHOLDERS.......................................  1

    THE MARKETS IN PERSPECTIVE..........................................  5

    PERFORMANCE SUMMARIES...............................................  7

    PORTFOLIO PROFILES..................................................  8

    FINANCIAL STATEMENTS................................................ 14

All comparative mutual fund data are from Lipper Analytical Services, Inc. or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,


The U.S. stock market rocketed to new highs in the first half of Vanguard Tax-Managed Fund's fiscal year, and bond prices edged higher. Our three portfolios, each of which is designed to minimize taxable gains and to keep portfolio turnover low, turned in solid performances during the six months ended June 30, 1998, outpacing their mutual fund competitors and matching or exceeding the return of their unmanaged index benchmark.

      The +17.7% return of our Growth and Income Portfolio, which tracks the Standard & Poor's 500 Composite Stock Price Index, provided the highest return of the three portfolios, but our Capital Appreciation Portfolio was not far behind. Our Balanced Portfolio earned +9.6%, reflecting the nearly even split of its assets between stocks and municipal bonds.

      The adjacent table compares the total returns (capital change plus reinvested dividends) of our portfolios with their comparative standards. The net asset values and income dividends for each portfolio are presented in a table that follows this letter. None of the portfolios realized net capital gains during the half-year--nor have they since their 1994 inceptions--an important factor in minimizing taxable distributions for our shareholders.

------------------------------------------------------------------------------
                                                                TOTAL RETURNS
                                                              SIX MONTHS ENDED
                                                                JUNE 30, 1998
------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND
    INCOME PORTFOLIO                                                +17.7%
Average Growth and Income Fund                                      +12.6
S&P 500 Index                                                       +17.7
------------------------------------------------------------------------------
TAX-MANAGED CAPITAL
    APPRECIATION PORTFOLIO                                          +17.3%
Average Growth Fund                                                 +15.1
Russell 1000 Index                                                  +16.2
------------------------------------------------------------------------------
TAX-MANAGED BALANCED PORTFOLIO                                      +9.6%
Average Balanced Fund*                                              +9.0
Balanced Composite Index**                                          +9.2
------------------------------------------------------------------------------

 *Bond component not tax-exempt.

**50% Russell 1000 Index, 50% Lehman Brothers
  7-Year Municipal Bond Index.

THE PERIOD IN REVIEW

The U.S. economy grew vigorously, inflation was subdued, and interest rates declined during the first half of 1998. Consumers, heartened by high employment and rising wages, spent freely, providing the economy's propellant. Strength in consumer spending was more than enough to offset the negative effects of Asia's severe economic slump.

      Asia's troubles, which have lowered the prices of imported goods in the United States, were partly responsible for the benign behavior of inflation--consumer prices rose only 1.1% for the six months and 1.7% for the twelve months ended June 30. Low inflation was especially soothing to the bond market, where prices rose and interest rates declined. The yield on the benchmark 30-year U.S. Treasury bond was 5.63% on June 30, down 29 basis points (0.29 percentage point) from its yield at the start of the year, reflected in a price increase of about +4%.

      The stock market's rise during the six months, however impressive, was not straight up. Jitters over Asia prompted an across-the-board decline during parts of April and May and resulted in a 10% "correction" in some small-stock indexes. The S&P 500's decline of -1.7% in May broke a string of six straight monthly gains. However, the Index bounced back strongly in June, posting a +4.1% advance.

      As has been the case for a good portion of the current bull run in stocks, bigger was better during the half-year and "big growth" was better still. The S&P 500 Index's advance was once again led by a relatively narrow segment of blue-chip growth companies. More than half of the Index's remarkable +17.7% return during the period was accounted for by fewer than 20 giant stocks. Notably, the Index's second-largest holding, Microsoft, was up 68% in the first half, Wal-Mart (seventh-largest in the Index) climbed 54%, and Lucent (twelfth-largest) was up 108%. Those three issues alone accounted for nearly one-fourth of the S&P 500 Index's gain during the half-year.

      As a group, technology stocks led the S&P 500 pack during the six months with a +32.7% gain, while stocks in the health-care sector, consumer discretionary, and auto & transportation sectors earned returns of more than +24% for the half-year.

      The +17.7% return of our GROWTH AND INCOME PORTFOLIO matched that of its S&P 500 Index benchmark and outpaced that of the average growth-and-income mutual fund by more than 5 percentage points. Keeping pace with an unmanaged index is not easy, given that our portfolio incurs the costs of investing cash every day, and also has operating expenses (albeit at extremely low levels) that the indexes do not.

      Our CAPITAL APPRECIATION PORTFOLIO, which tracks the Russell 1000 Index of the largest U.S. stocks, earned a +17.3% return, topping both the +16.2% return of the benchmark and the +15.1% return of the average growth fund. Though it tracks the Russell 1000 closely, the portfolio emphasizes lower-yielding growth stocks in the Index in order to minimize taxable income. This strategy worked to our relative advantage during the half-year, when the Index's growth component (with a +20.4% return) significantly outperformed its value component (+12.2%).

      That our Growth and Income and Capital Appreciation Portfolios had similar returns in such a short period is vaguely surprising. However, our strategy is based on the assumption--fully justified by the record of history--that the total returns should be similar, but that taxable investors in lower-yielding growth stocks will achieve slightly superior after-tax returns over the long run.

      Our BALANCED PORTFOLIO, whose holdings are divided between Russell 1000 Index stocks and high-grade, intermediate-term, tax-exempt bonds, earned +9.6% during the half-year. Our performance reflects the striking difference in returns of large U.S. stocks and intermediate-term municipal bonds during the half-year: The Russell 1000 Index's return of +16.2% far surpassed the +2.3% return of the Lehman 7-Year Municipal Bond Index. We note that our portfolio maintains its tax-exempt character only if municipal bonds comprise at least 50% of its assets, so we slightly overweight our bond position to ensure that we meet that requirement. The interest income earned by the Balanced Portfolio was fully tax-exempt and represented an annualized yield of 4.5% (after expenses) on our average bond assets on June 30, 1998. Bear in mind that most balanced funds hold taxable bonds, not tax-exempt securities, and that their dividend income is, therefore, taxable.

IN SUMMARY

The rewards of investing in the stock market have been amply demonstrated during the bull market that began nearly 16 years ago. Bond investors, too, have enjoyed returns over the past decade that are far above the historical average. The risks of investing, meanwhile, seem to have come in brief bursts.

      For those who believe that such outsized gains will continue indefinitely, we assure you they will not. Stocks will not continue to pack the historical equivalent of more than 18 months' worth of returns into six months. And not all future market declines will be short-lived. Prolonged declines have occurred in the past and almost surely will recur in the future. That is the nature of the financial markets.

      Because such turnabouts are difficult--if not impossible--to predict, we recommend a strategy that allows investors to participate in the stock market's rewards without shouldering all of its considerable risk: holding a balanced portfolio of stock funds, bond funds, and money market funds. Such portfolios are time-tested vehicles for reaping the rewards of financial markets as well as for "staying the course" toward your long-term objectives.

          We look forward to reporting to you on the full 1998 fiscal year in our annual report six months hence.

/s/ JOHN C. BOGLE                         /s/ JOHN J. BRENNAN

John C. Bogle                             John J. Brennan
Senior Chairman                           Chairman and
                                          Chief Executive Officer
July 21, 1998

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED JUNE 30, 1998
                                                                                 -----------------------------------------
                                                                                 DISTRIBUTIONS FROM         DIVIDENDS PER
                                             NET ASSET VALUE PER SHARE              NET REALIZED           SHARE FROM NET
                                           -----------------------------         -----------------------------------------
PORTFOLIO                                  DEC. 31, 1997   JUN. 30, 1998           CAPITAL GAINS         INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------
Tax-Managed Growth and Income                 $20.88          $24.45                   $0.00                   $0.13
Tax-Managed Capital Appreciation               20.18           23.68                    0.00                    0.00
Tax-Managed Balanced                           14.67           15.92                    0.00                    0.16
--------------------------------------------------------------------------------------------------------------------------

Notice to Shareholders

At a special meeting on June 30, 1998, shareholders of Vanguard Tax-Managed Fund overwhelmingly approved two proposals. The proposals and voting results were:

1. REORGANIZATION INTO A DELAWARE BUSINESS TRUST. This change will reduce the amount of state taxes the fund pays annually by approximately $147,000 at current asset levels. Approved as follows:

---------------------------------------------------------------------------------------
                                                                               PERCENT
PORTFOLIO                            FOR           AGAINST        ABSTAIN      APPROVAL
---------------------------------------------------------------------------------------
Growth and Income                 18,839,517       158,099        263,270        97.8%
Capital Appreciation              27,302,113       187,525        747,027        96.7
Balanced                           6,054,935        55,500         96,108        97.6
---------------------------------------------------------------------------------------

2a. INVESTMENT LIMITATION CHANGES--INTERFUND LENDING PROGRAM. This change permits Vanguard Tax-Managed Fund to participate in Vanguard's interfund lending program, which allows funds to lend money to each other if--and only if--it makes good financial sense to do so on both sides of the transaction. The interfund lending program won't be an integral part of your fund's investment program; it is a contingency arrangement for managing unusual cash flows. Approved as follows:

--------------------------------------------------------------------------------------
                                                                              PERCENT
PORTFOLIO                            FOR           AGAINST        ABSTAIN     APPROVAL
--------------------------------------------------------------------------------------
Growth and Income                 18,390,325       485,075        385,488        95.5%
Capital Appreciation              26,896,776       416,996        922,894        95.3
Balanced                           5,929,851       150,157        126,535        95.5
--------------------------------------------------------------------------------------

THE MARKETS IN PERSPECTIVE
Six Months Ended June 30, 1998


Blue skies predominated for U.S. financial markets during the first six months of 1998, and even the occasional clouds had silver linings. The bond market provided solid returns during the half-year, while the stock market's performance was extraordinarily strong.

      After expanding at a 5.4% annual pace during the first quarter, the U.S. economy kept steaming along through June, fueled by powerful increases in household spending. Consumers had reason to be upbeat: plentiful jobs (unemployment fell to 4.3% of the workforce in May); rising wages (personal income in May was 5.9% higher than in May 1997); and tame inflation (consumer prices in June were up only 1.7% from a year before).

      The economic push provided by consumers more than compensated for the drag caused by Asia's severe economic problems. Weakening currencies and business slowdowns in Asia cut into U.S. exports and lowered the cost of Asian imports, causing the U.S. trade deficit to hit record levels. Ominously, Asia's problems appear to be more serious and enduring than many economists expected. Yet for Americans this "Asian contagion" has a bright side: It serves as an escape valve for the inflationary pressures that ordinarily would be expected to build up with the U.S. economy humming along at high speed.

------------------------------------------------------------------------------------------------------------
                                                                                 TOTAL RETURNS
                                                                          PERIODS ENDED JUNE 30, 1998
                                                                 -------------------------------------------
                                                                 6 MONTHS            1 YEAR         5 YEARS*
------------------------------------------------------------------------------------------------------------
EQUITY
    S&P 500 Index                                                  17.7%              30.2%           23.1%
    Russell 2000 Index                                              4.9               16.5            16.0
    MSCI EAFE Index                                                16.1                6.4            10.3
------------------------------------------------------------------------------------------------------------
FIXED-INCOME
    Lehman Aggregate Bond Index                                     3.9%              10.5%            6.9%
    Lehman 10-Year Municipal Bond Index                             2.6                8.5             6.6
    Salomon Brothers Three-Month
       U.S. Treasury Bill Index                                     2.6                5.3             4.9
------------------------------------------------------------------------------------------------------------
OTHER
    Consumer Price Index                                            1.1%               1.7%            2.5%
------------------------------------------------------------------------------------------------------------

*Annualized.

U.S. EQUITY MARKETS

The mixture of robust economic growth and anemic inflation was a tonic for the U.S. stock market. Although prices generally rose, there were striking disparities in returns between large-capitalization and small-cap stocks and between growth and value stocks. The large-cap-dominated S&P 500 earned 17.7% during the six months, nearly double the 9.4% return on the rest of the market (as measured by the Wilshire 4500 Index) and more than triple the 4.9% return on the small-cap Russell 2000 Index. Within the S&P 500 Index, growth stocks were up 23.1%, while value stocks rose 12.1%.

      A decline in interest rates contributed to the stock market's rise, as falling rates on bonds tend to make equities more attractive and to boost the price investors will pay for each dollar of a stock's earnings or dividends. Yet growth in earnings and dividends--the long-term underpinning of stock prices--was unimpressive during the first half of 1998.

      Corporate earnings estimates were reduced in June, the tenth consecutive month in which securities analysts have cut their earnings estimates, according to I/B/E/S International, a financial research group. Earnings by the S&P 500 companies were expected to rise by only about 2% for the first half of 1998, I/B/E/S reported. With gains in prices outstripping increases in earnings and dividends, stock valuations are at or near all-time highs, an indication that investors expect ideal conditions to continue.

      Technology stocks were the best-performing sector during the first half of 1998, generating a 32.7% return. Three other sectors of the stock market--health care, consumer discretionary stocks such as retailers, and auto & transportation--each provided returns of about 25% for the six months. Companies involved in energy, chemicals, or other commodity-based businesses were generally laggards. Prices of many commodities have declined as Asia's economic funk cuts demand for energy and other industrial materials in the face of plentiful supplies.

U.S. FIXED-INCOME MARKETS

Investors in fixed-income securities enjoyed a moderate rise in the market value of their holdings because of declining interest rates. This price appreciation, added to coupon interest income, resulted in solid total returns. The 3.9% total return of the Lehman Aggregate Bond Index during the half-year brought its return for the 12 months ended June 30 to 10.5%, or a very generous 8.8% after adjustment for inflation.

      Yields on 10-year and 30-year U.S. Treasury bonds declined by 29 basis points (0.29 percentage point) to 5.45% and 5.63%, respectively, during the first half of 1998, with most of the drop occurring during the second quarter. The yield on 3-month Treasury bills declined 36 basis points to 4.99%. Mild inflation--consumer prices were up 1.1% for the half-year--enabled rates to decline despite the economy's strong growth.

      Yields on corporate and municipal bonds did not decline as far as those on Treasury securities because of a large increase in the supply of new bonds issued by companies and municipalities taking advantage of lower rates to refinance old debt. Similarly, mortgage-backed securities did not match Treasuries' performance because of expectations that large numbers of homeowners would pay off old, higher-coupon mortgage loans and refinance with new, lower-rate loans.

INTERNATIONAL EQUITY MARKETS

Stock markets in Europe soared while those in Asia and most emerging economies suffered steep declines in U.S.-dollar terms. The 16.1% overall return from international markets, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index, masked the divergence between Europe and other regions.

      Europe's markets were up 27.1% when measured in local currencies and 26.5% in U.S. dollars, after adjusting for a slight overall rise in the dollar's value. Stocks benefited from an upswing in most European economies, from signs that corporate managers are increasingly focused on shareholder value, and from optimism concerning next year's planned adoption of the euro as a single European currency.

      In the Pacific, which is dominated by Japan's stock market, stocks were buffeted by several problems: slowing growth in economic activity; continued instability in currencies; political upheavals; and widespread worries about corporate and banking insolvencies. On balance, the region's stocks fell 6.0% in U.S.-dollar terms. Japanese stocks were down 2.5%, but losses were more severe in the region's smaller markets.

      Emerging markets were, on balance, down sharply. Asian stock markets were hurt by continued weakness in the currency values of several countries, by Japan's recession, and by a growing conviction that the region's economic troubles are far from transitory. Venezuela and Mexico, both key oil-producing nations, were hard hit by falling oil prices.

PERFORMANCE SUMMARIES


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolios. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolios could lose money.


BALANCED PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 1998
----------------------------------------------------------------------------------
                              BALANCED PORTFOLIO                        COMPOSITE*
FISCAL            CAPITAL           INCOME             TOTAL               TOTAL
YEAR              RETURN            RETURN            RETURN              RETURN
----------------------------------------------------------------------------------
1994               -2.3%              0.9%             -1.4%                -1.8%
1995               21.0               3.5              24.5                 25.5
1996                9.0               3.2              12.2                 13.2
1997               13.5               3.1              16.6                 19.9
1998**              8.5               1.1               9.6                  9.2
----------------------------------------------------------------------------------

 *50% Russell 1000 Index, 50% Lehman 7-Year Municipal Bond Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 36 for dividend information since the portfolio's inception.

GROWTH AND INCOME PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 1998
----------------------------------------------------------------------------------
                             GROWTH AND INCOME PORTFOLIO                  S&P 500
FISCAL            CAPITAL           INCOME             TOTAL               TOTAL
YEAR              RETURN            RETURN            RETURN               RETURN
----------------------------------------------------------------------------------
1994               -2.6%              0.9%             -1.7%                -1.8%
1995               34.7               2.8              37.5                 37.6
1996               20.7               2.3              23.0                 23.0
1997               31.4               1.9              33.3                 33.4
1998*              17.1               0.6              17.7                 17.7
----------------------------------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 37 for dividend information since the portfolio's inception.

CAPITAL APPRECIATION PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 6, 1994-JUNE 30, 1998
----------------------------------------------------------------------------------
                           CAPITAL APPRECIATION PORTFOLIO             RUSSELL 1000
FISCAL            CAPITAL           INCOME             TOTAL              TOTAL
YEAR              RETURN            RETURN            RETURN             RETURN
----------------------------------------------------------------------------------
1994               -0.9%              0.4%             -0.5%                -1.9%
1995               33.5               0.9              34.4                 37.8
1996               20.1               0.8              20.9                 22.4
1997               26.5               0.8              27.3                 32.9
1998*              17.3               0.0              17.3                 16.2
----------------------------------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 37 for dividend information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEPTION
                                                 INCEPTION                      --------------------------------------
                                                   DATE         1 YEAR          CAPITAL         INCOME         TOTAL
----------------------------------------------------------------------------------------------------------------------
Balanced Portfolio*                              9/6/1994        17.37%          12.91%          3.07%          15.98%
Growth and Income Portfolio*                     9/6/1994        30.19           26.32           2.29           28.61
Capital Appreciation Portfolio*                  9/6/1994        28.16           25.23           0.78           26.01
----------------------------------------------------------------------------------------------------------------------

*Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

PORTFOLIO PROFILE
Balanced Portfolio



This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 10 and 11.

TOTAL PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------
Yield                                                     2.1%
Turnover Rate                                              5%*
Expense Ratio                                            0.17%
Cash Reserves                                             0.0%

*Annualized.

PORTFOLIO ASSET ALLOCATION
--------------------------------------------------------------
[GRAPHIC]


TOTAL PORTFOLIO VOLATILITY MEASURES

--------------------------------------------------------------
                             BALANCED                  S&P 500
--------------------------------------------------------------
R-Squared                      0.90                       1.00
Beta                           0.54                       1.00


TEN LARGEST STOCKS (% OF EQUITIES)
--------------------------------------------------------------
General Electric Co.                                     3.3%
The Coca-Cola Co.                                        2.2
Microsoft Corp.                                          2.0
Merck & Co., Inc.                                        1.8
AES Corp.                                                1.6
Pfizer, Inc.                                             1.6
Procter & Gamble Co.                                     1.4
Intel Corp.                                              1.4
International Business Machines Corp.                    1.3
Lucent Technologies, Inc.                                1.3
--------------------------------------------------------------
Top Ten                                                 17.9%
--------------------------------------------------------------
Top Ten as % of Total Net Assets                         8.7%

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
-----------------------------------------------------------------------------------------------------
                                                    JUNE 30, 1997                JUNE 30, 1998
                                                    -------------------------------------------------
                                                       BALANCED           BALANCED            RUSSELL
                                                       PORTFOLIO          PORTFOLIO             1000
                                                    -------------------------------------------------
Auto & Transportation................................      5.0%               4.6%               3.4%
Consumer Discretionary...............................     14.9               16.4               11.1
Consumer Staples.....................................      7.9                7.3                9.8
Financial Services...................................     11.0               10.9               19.9
Health Care..........................................     11.8               14.3               12.4
Integrated Oils......................................      3.5                2.2                4.9
Other Energy.........................................      4.9                4.0                1.3
Materials & Processing...............................      6.8                4.9                5.2
Producer Durables....................................      4.7                3.1                3.6
Technology...........................................     19.4               20.2               12.4
Utilities............................................      5.3                6.5               10.9
Other................................................      4.8                5.6                5.1
-----------------------------------------------------------------------------------------------------

EQUITY CHARACTERISTICS
--------------------------------------------------------------
                                                       RUSSELL
                               BALANCED                   1000
--------------------------------------------------------------
Number of Stocks                   505                   1,000
Median Market Cap               $15.5B                  $31.9B
Price/Earnings Ratio             26.8x                   24.7x
Price/Book Ratio                  4.6x                    4.3x
Dividend Yield                    0.6%                    1.4%
Return on Equity                 21.2%                   21.0%
Earnings Growth Rate             20.7%                   16.7%
Foreign Holdings                  0.1%                    0.0%

EQUITY INVESTMENT FOCUS
--------------------------------------------------------------

[GRAPHIC]


FIXED-INCOME CHARACTERISTICS
--------------------------------------------------------------
Number of Issues                                           108
Yield to Maturity                                         4.3%
Average Coupon                                            5.6%
Average Maturity                                     6.6 years
Average Quality                                            Aa1
Average Duration                                     5.3 years

FIXED-INCOME INVESTMENT FOCUS
--------------------------------------------------------------

[GRAPHIC]


DISTRIBUTION BY MATURITY (% OF BONDS)
--------------------------------------------------------------
Under 1 Year                                              6.2%
1-5 Years                                                24.8
5-10 Years                                               47.7
10-20 Years                                              21.3
20-30 Years                                               0.0
Over 30 Years                                             0.0
--------------------------------------------------------------
Total                                                   100.0%


DISTRIBUTION BY CREDIT QUALITY (% OF BONDS)
--------------------------------------------------------------
Aaa                                                      76.5%
Aa                                                       15.7
A                                                         4.4
Baa                                                       3.4
Ba                                                        0.0
B                                                         0.0
Not Rated                                                 0.0
--------------------------------------------------------------
Total                                                   100.0%

LARGEST STATE CONCENTRATIONS (% OF BONDS)
--------------------------------------------------------------
New York                                                 13.9%
California                                               10.3
Pennsylvania                                              8.3
Florida                                                   7.8
Ohio                                                      6.8
Texas                                                     6.7
Massachusetts                                             5.1
Michigan                                                  4.5
Nevada                                                    3.6
Louisiana                                                 3.4
--------------------------------------------------------------
Total                                                    70.4%

AVERAGE COUPON. The average interest rate paid on the securities held by a portfolio. It is expressed as a percentage of face value.

AVERAGE DURATION. An estimate of how much a bond portfolio's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the portfolio's duration by the change in rates. If interest rates rise by one percentage point, the share price of a portfolio with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the portfolio's share price would rise by 5%.

AVERAGE MATURITY. The average length of time until bonds held by a portfolio reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a portfolio's share price will fluctuate in response to changes in market interest rates.

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a portfolio's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most credit-worthy issuers of money market securities.

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.

DISTRIBUTION BY CREDIT QUALITY. This breakdown of a portfolio's securities by credit rating can help in gauging the risk that returns could be affected by defaults or other credit problems.

DISTRIBUTION BY MATURITY. An indicator of interest-rate risk. In general, the higher the concentration of longer-maturity issues, the more a portfolio's share price will fluctuate in response to changes in interest rates.

DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a portfolio, the weighted average yield for stocks it holds.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a portfolio.

EQUITY INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FIXED-INCOME INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: average maturity (short, medium, or long) and average credit quality (high, medium, or low).

FOREIGN HOLDINGS. The percentage of a portfolio's net assets represented by stocks or American Depositary Receipts of companies based outside the United States.

LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a portfolio's holdings of bonds, the less the portfolio will be hurt by any financial problems in a single state or region.

MEDIAN MARKET CAP. An indicator of the size of companies in which a portfolio invests; the midpoint of market capitalization (market price x shares outstanding) of a portfolio's stocks, weighted by the proportion of the portfolio's assets invested in each stock. Stocks representing half of the portfolio's assets have market capitalizations above the median, and the rest are below it.

NUMBER OF ISSUES. An indicator of diversification. The more separate issues a portfolio holds, the less susceptible it is to a price decline stemming from the problems of a particular issue.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a portfolio holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PORTFOLIO ASSET ALLOCATION. This chart shows the proportions of a portfolio's holdings allocated to different types of asset.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a portfolio, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a portfolio, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a portfolio, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a portfolio's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST STOCKS/HOLDINGS. The percentage of equity assets that a portfolio has invested in its ten largest stocks. As this percentage rises, a portfolio's returns are likely to be more volatile because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the period. Portfolios with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a portfolio's income from interest and dividends. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a portfolio were held to their maturity dates.

PORTFOLIO PROFILE
Growth and Income Portfolio


This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 10 and 11.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------
                                     GROWTH AND
                                       INCOME          S&P 500
--------------------------------------------------------------
Number of Stocks                          511              500
Median Market Cap                      $49.4B           $50.0B
Price/Earnings Ratio                    24.7x            24.8x
Price/Book Ratio                         4.5x             4.5x
Yield                                    1.3%             1.4%
Return on Equity                        21.5%            21.6%
Earnings Growth Rate                    16.4%            16.4%
Foreign Holdings                         1.6%             1.7%
Turnover Rate                             4%*               --
Expense Ratio                          0.17%*               --
Cash Reserves                            0.0%               --

*Annualized.


EQUITY INVESTMENT FOCUS
--------------------------------------------------------------
[GRAPH]


TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------
General Electric Co.                                      3.3%
Microsoft Corp.                                           3.0
The Coca-Cola Co.                                         2.4
Exxon Corp.                                               1.9
Merck & Co., Inc.                                         1.8
Pfizer, Inc.                                              1.6
Wal-Mart Stores, Inc.                                     1.5
Intel Corp.                                               1.4
Procter & Gamble Co.                                      1.4
Royal Dutch Petroleum Co. ADR                             1.3
--------------------------------------------------------------
Top Ten                                                  19.6%

VOLATILITY MEASURES
--------------------------------------------------------------
                                  GROWTH AND
                                      INCOME           S&P 500
--------------------------------------------------------------
R-Squared                               1.00              1.00
Beta                                    1.00              1.00


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
------------------------------------------------------------------------------------------------
                                                JUNE 30, 1997                JUNE 30, 1998
                                                ------------------------------------------------
                                                 GROWTH AND          GROWTH AND
                                                   INCOME              INCOME            S&P 500
                                                ------------------------------------------------
Auto & Transportation...........................     3.5%                3.4%              3.3%
Consumer Discretionary..........................     9.1                10.2              10.2
Consumer Staples................................    12.1                10.8              10.7
Financial Services..............................    16.3                18.6              18.5
Health Care.....................................    11.5                12.1              12.1
Integrated Oils.................................     7.8                 6.5               6.5
Other Energy....................................     1.2                 1.0               1.0
Materials & Processing..........................     6.8                 5.1               5.2
Producer Durables...............................     4.7                 3.6               3.5
Technology......................................    12.1                12.9              13.0
Utilities.......................................     9.2                10.3              10.3
Other...........................................     5.7                 5.5               5.7
------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Capital Appreciation Portfolio


This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 10 and 11.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------
                               CAPITAL                 RUSSELL
                          APPRECIATION                    1000
--------------------------------------------------------------
Number of Stocks                   518                   1,000
Median Market Cap               $16.6B                  $31.9B
Price/Earnings Ratio             26.8x                   24.7x
Price/Book Ratio                  4.5x                    4.3x
Yield                             0.6%                    1.4%
Return on Equity                 20.8%                   21.0%
Earnings Growth Rate             19.4%                   16.7%
Foreign Holdings                  0.1%                    0.0%
Turnover Rate                      7%*                     --
Expense Ratio                   0.17%*                     --
Cash Reserves                     0.0%                     --

*Annualized.


EQUITY INVESTMENT FOCUS
--------------------------------------------------------------

[GRAPH]

VOLATILITY MEASURES
--------------------------------------------------------------
                                CAPITAL
                           APPRECIATION                S&P 500
--------------------------------------------------------------
R-Squared                       0.89                      1.00
Beta                            1.06                      1.00

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------
General Electric Co.                                      3.3%
The Coca-Cola Co.                                         2.2
Microsoft Corp.                                           1.9
Merck & Co., Inc.                                         1.8
Pfizer, Inc.                                              1.6
Intel Corp.                                               1.4
Procter & Gamble Co.                                      1.4
International Business Machines Corp.                     1.3
Lucent Technologies, Inc.                                 1.3
American International Group, Inc.                        1.2
--------------------------------------------------------------
Top Ten                                                  17.4%

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------
                                              JUNE 30, 1997                 JUNE 30, 1998
                                              -----------------------------------------------------
                                                 CAPITAL             CAPITAL
                                               APPRECIATION       APPRECIATION         RUSSELL 1000
---------------------------------------------------------------------------------------------------
Auto & Transportation.........................      3.4%                3.3%                 3.4%
Consumer Discretionary........................     15.3                16.1                 11.1
Consumer Staples..............................      8.8                 8.1                  9.8
Financial Services............................     11.4                12.5                 19.9
Health Care...................................     13.0                14.0                 12.4
Integrated Oils...............................      2.6                 1.8                  4.9
Other Energy..................................      3.2                 2.9                  1.3
Materials & Processing........................      7.2                 5.6                  5.2
Producer Durables.............................      5.1                 3.8                  3.6
Technology....................................     20.1                20.0                 12.4
Utilities.....................................      4.4                 6.2                 10.9
Other.........................................      5.5                 5.7                  5.1
---------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
June 30, 1998 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each portfolio's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market value order. The Balanced Portfolio's municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

        At the end of the Statement of Net Assets of each portfolio, you will find a table displaying the composition of the portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the portfolio were to sell all of its investments at their statement-date values.

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
BALANCED PORTFOLIO                            SHARES            (000)
---------------------------------------------------------------------
COMMON STOCKS (48.0%)
---------------------------------------------------------------------
   General Electric Co.                       29,700         $  2,703
   The Coca-Cola Co.                          21,000            1,795
-  Microsoft Corp.                            15,200            1,647
   Merck & Co., Inc.                          11,100            1,485
-  AES Corp.                                  25,400            1,335
   Pfizer, Inc.                               12,200            1,326
   Procter & Gamble Co.                       12,900            1,175
   Intel Corp.                                15,400            1,142
   International Business
     Machines Corp.                            9,200            1,056
   Lucent Technologies, Inc.                  12,638            1,051
   Exxon Corp.                                13,400              955
   American International Group, Inc.          6,500              949
-  Cisco Systems, Inc.                        10,000              921
-  Watson Pharmaceuticals, Inc.               19,100              892
-  Dell Computer Corp.                         9,600              891
   Wal-Mart Stores, Inc.                      13,500              820
   The Walt Disney Co.                         6,700              704
   Travelers Group Inc.                       11,447              694
   American Home Products Corp.               13,400              693
   Schering-Plough Corp.                       7,400              678
-  Continental Airlines, Inc. Class B         11,000              670
   Gillette Co.                               11,504              652
   Home Depot, Inc.                            7,800              648
   Johnson & Johnson                           7,402              546
   Compaq Computer Corp.                      18,182              516
   McDonald's Corp.                            7,300              504
-  WorldCom, Inc.                             10,252              497
   E.I. du Pont de Nemours & Co.               6,600              492
   Hewlett-Packard Co.                         8,200              491
   Morgan Stanley Dean Witter
     & Co.                                     5,080              464
   The Boeing Co.                             10,040              447
   Citicorp                                    2,900              433
   Time Warner, Inc.                           5,000              427
   BellSouth Corp.                             6,000              403
   BankAmerica Corp.                           4,600              398
   MCI Communications Corp.                    6,800              395
-  AirTouch Communications, Inc.               6,400              374
   PepsiCo, Inc.                               9,000              371
   Medtronic, Inc.                             5,800              370
-  America Online, Inc.                        3,400              360
   Mobil Corp.                                 4,600              352
   Motorola, Inc.                              6,700              352
   Fannie Mae                                  5,700              346
   Abbott Laboratories                         8,200              335
-  MediaOne Group, Inc.                        7,600              334
-  Safeway, Inc.                               7,934              323
   Freddie Mac                                 6,800              320
   Ford Motor Co.                              5,300              313
-  Tele-Communications, Inc.
     Class A                                   7,890              303
-  US Airways Group, Inc.                      3,800              301
-  EMC Corp.                                   6,600              296
   CBS Corp.                                   8,858              281
   General Motors Corp.                        4,200              281
   Computer Associates
     International, Inc.                       5,037              280
   Texas Instruments, Inc.                     4,800              280

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
---------------------------------------------------------------------
   M & T Bank Corp.                              500         $    277
   The Gap, Inc.                               4,300              265
-  Amgen, Inc.                                 3,900              255
   Philip Morris Cos., Inc.                    6,300              248
   AT&T Corp.                                  4,300              246
-  Oracle Corp.                                9,950              244
   Amoco Corp.                                 5,800              241
   HBO & Co.                                   6,800              240
-  Qwest Communications
     International Inc.                        6,698              234
-  AMR Corp.                                   2,800              233
-  Costco Cos., Inc.                           3,600              227
   Sprint Corp.                                3,200              226
-  Compuware Corp.                             4,400              225
-  Sun Microsystems, Inc.                      5,100              222
   Merrill Lynch & Co., Inc.                   2,400              221
   Wells Fargo & Co.                             600              221
-  Cendant Corp.                              10,546              220
   Comcast Corp. Class A Special               5,400              219
   Tyco International Ltd.                     3,468              218
-  Tele-Communications Liberty
     Media Group Class A                       5,568              216
-  Viacom Inc. Class B                         3,663              213
   Chrysler Corp.                              3,732              210
-  BMC Software, Inc.                          4,000              208
   Illinois Tool Works, Inc.                   3,100              207
   Minnesota Mining &
     Manufacturing Co.                         2,500              205
   Marriott International, Inc. Class A        6,300              204
   CVS Corp.                                   5,228              203
   Lowe's Cos., Inc.                           5,000              203
   Cognizant Corp.                             3,200              202
-  Tellabs, Inc.                               2,800              201
   Mattel, Inc.                                4,687              198
-  Federated Department Stores, Inc.           3,600              194
   First Data Corp.                            5,784              193
   Guidant Corp.                               2,700              193
   Computer Sciences Corp.                     3,000              192
-  CIENA Corp.                                 2,700              188
   State Street Corp.                          2,700              188
   Caterpillar, Inc.                           3,500              185
-  Clear Channel
     Communications, Inc.                      1,700              185
-  Tenet Healthcare Corp.                      5,827              182
   Delta Air Lines, Inc.                       1,400              181
-  Boston Scientific Corp.                     2,500              179
   Lehman Brothers Holdings, Inc.              2,300              178
   United Healthcare Corp.                     2,800              178
-  Kohls Corp.                                 3,400              176
   Wrigley, (Wm.) Jr. Co.                      1,800              176
   Capital One Financial Corp.                 1,400              174
   Cardinal Health, Inc.                       1,850              173
   Archer-Daniels-Midland Co.                  8,894              172
-  The Kroger Co.                              4,000              172
   SunAmerica Inc.                             3,000              172
-  Kmart Corp.                                 8,900              171
-  Ascend Communications, Inc.                 3,400              168
-  USA Waste Service                           3,400              168
   The Equitable Cos.                          2,200              165
-  Network Associates, Inc.                    3,450              165
-  Storage Technology Corp.                    3,800              165
   Walgreen Co.                                4,000              165
-  Wellpoint Health Networks Inc.
     Class A                                   2,233              165
   Becton, Dickinson & Co.                     2,100              163
-  FDX Corporation                             2,600              163
-  Staples, Inc.                               5,625              163
   Franklin Resources Corp.                    3,000              162
-  Gateway, Inc.                               3,200              162
-  NEXTEL Communications, Inc.                 6,500              162
-  HEALTHSOUTH Corp.                           6,000              160
-  PeopleSoft, Inc.                            3,400              160
-  Republic Industries, Inc.                   6,300              158
-  Yahoo!, Inc.                                1,000              158
   Southwest Airlines Co.                      5,250              156
   U.S. Surgical Corp.                         3,400              155
   Coca-Cola Enterprises, Inc.                 3,900              153
   AlliedSignal Inc.                           3,400              151
-  ADC Telecommunications, Inc.                4,100              150
-  Barnes & Noble, Inc.                        4,000              150
-  Novell, Inc.                               11,800              150
-  Chancellor Media Corp.                      3,000              149
   Kansas City Southern
     Industries, Inc.                          3,000              149
-  Tele-Communications TCI
     Ventures Group Series A                   7,420              149
   Fort James Corp.                            3,300              147
   Automatic Data Processing, Inc.             2,000              146
   Columbia/HCA Healthcare Corp.               5,002              146
   Eastman Kodak Co.                           2,000              146
-  Synopsys, Inc.                              3,200              146
   AFLAC, Inc.                                 4,800              145
   Emerson Electric Co.                        2,400              145
   Banc One Corp.                              2,564              143
-  Owens-Illinois, Inc.                        3,200              143
   SBC Communications Inc.                     3,544              142
   Circuit City Stores, Inc.                   3,000              141
   Green Tree Financial Corp.                  3,300              141
   Kimberly-Clark Corp.                        3,072              141
-  Parametric Technology Corp.                 5,200              141
   Progressive Corp. of Ohio                   1,000              141
-  CNA Financial Corp.                         3,000              140
   Coastal Corp.                               2,000              140
-  Humana, Inc.                                4,500              140
   Monsanto Co.                                2,500              140
-  360 Communications Co.                      4,366              140
   Lockheed Martin Corp.                       1,300              138
-  Viking Office Products                      4,400              138
-  AutoZone Inc.                               4,300              137
-  Viacom Inc. Class A                         2,348              137
-  Health Management Associates
     Class A                                   4,075              136
-  Sterling Commerce, Inc.                     2,800              136
-  Teleport Communications
     Group Inc.                                2,500              136
-  Lexmark International Group, Inc.
     Class A                                   2,200              134
-  Robert Half International, Inc.             2,400              134
-  Starbucks Corp.                             2,500              134
   FirstEnergy Corp.                           4,300              132

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
BALANCED PORTFOLIO                            SHARES            (000)
---------------------------------------------------------------------
   Harley-Davidson, Inc.                       3,400         $    132
-  Jones Apparel Group, Inc.                   3,600              132
-  Micron Technology, Inc.                     5,300              132
-  Cadence Design Systems, Inc.                4,200              131
   Century Telephone
     Enterprises, Inc.                         2,850              131
   MGIC Investment Corp.                       2,300              131
-  ALZA Corp.                                  3,000              130
-  Electronic Arts Inc.                        2,400              130
-  Learning Co., Inc.                          4,400              130
   Charles Schwab Corp.                        4,000              130
-  Concord EFS, Inc.                           4,950              129
-  Intuit, Inc.                                2,100              129
-  Outback Steakhouse                          3,300              129
   Dillard's Inc.                              3,100              128
   Golden West Financial Corp.                 1,200              128
-  Seagate Technology Inc.                     5,390              128
-  Toys R Us, Inc.                             5,400              127
-  Tricon Global Restaurants, Inc.             4,000              127
-  Borders Group, Inc.                         3,400              126
-  Office Depot, Inc.                          4,000              126
-  Solectron Corp.                             3,000              126
-  UAL Corp.                                   1,600              125
   Tyson Foods, Inc.                           5,700              124
-  Ceridian Corp.                              2,100              123
-  SunGard Data Systems, Inc.                  3,200              123
   Burlington Northern Santa Fe Corp.          1,246              122
-  Unisys Corp.                                4,300              121
   Dime Bancorp, Inc.                          4,000              120
   Mylan Laboratories, Inc.                    4,000              120
-  Outdoor Systems, Inc.                       4,300              120
   Biomet, Inc.                                3,600              119
-  Western Atlas, Inc.                         1,400              119
-  DST Systems, Inc.                           2,100              118
-  QUALCOMM, Inc.                              2,100              118
-  St. Jude Medical, Inc.                      3,192              118
-  Thermo Electron Corp.                       3,450              118
   AMBAC Financial Group Inc.                  2,000              117
-  Foundation Health Systems, Inc.
     Class A                                   4,440              117
-  Maxim Integrated Products, Inc.             3,700              117
-  Mirage Resorts, Inc.                        5,500              117
-  SCI Systems, Inc.                           3,100              117
-  Cox Communications, Inc.
     Class A                                   2,400              116
   Dollar General Corp.                        2,900              115
-  FIserv, Inc.                                2,700              115
-  LSI Logic Corp.                             5,000              115
   Linear Technology Corp.                     1,900              115
   Pharmacia & Upjohn, Inc.                    2,500              115
-  R. P. Scherer Corp.                         1,300              115
   The Hartford Financial Services
     Group Inc.                                1,000              114
   Champion International Corp.                2,300              113
   Conseco Inc.                                2,416              113
-  Quintiles Transnational Corp.               2,300              113
   Solutia, Inc.                               3,900              112
-  Bay Networks, Inc.                          3,435              111
-  Fred Meyer Inc.                             2,600              111
-  Payless ShoeSource, Inc.                    1,500              111
-  Analog Devices, Inc.                        4,467              110
   Danaher Corp.                               3,000              110
-  Apple Computer, Inc.                        3,800              109
-  General Instrument Corp.                    4,000              109
-  NCR Corp.                                   3,368              109
   Newmont Mining Corp.                        4,594              109
-  Biogen, Inc.                                2,200              108
-  Consolidated Stores, Inc.                   2,987              108
   Federal-Mogul Corp.                         1,600              108
-  Lear Corp.                                  2,100              108
   USG Corp.                                   2,000              108
   Associates First Capital Corp.              1,389              107
-  Forest Laboratories, Inc.                   3,000              107
-  Gulfstream Aerospace Corp.                  2,300              107
   Centex Corp.                                2,800              106
-  Litton Industries, Inc.                     1,800              106
   Raytheon Co. Class B                        1,800              106
   Albertson's, Inc.                           2,000              104
-  Bed Bath & Beyond, Inc.                     2,000              104
-  Quantum Corp.                               5,000              104
   Union Pacific Resources
     Group, Inc.                               5,904              104
-  American Standard Cos., Inc.                2,300              103
-  Applied Materials, Inc.                     3,500              103
   Darden Restaurants Inc.                     6,500              103
-  General Nutrition Cos., Inc.                3,300              103
   The PMI Group Inc.                          1,400              103
-  American Power Conversion Corp.             3,400              102
-  Gartner Group, Inc. Class A                 2,900              102
-  Host Marriott Corp.                         5,700              102
   Sigma-Aldrich Corp.                         2,900              102
   Anadarko Petroleum Corp.                    1,500              101
   General Re Corp.                              400              101
-  Sterling Software, Inc.                     3,400              101
   Stewart Enterprises, Inc. Class A           3,800              101
-  Sybron International Corp.                  4,000              101
-  AccuStaff, Inc.                             3,200              100
-  Citizens Utilities Co. Class B             10,354              100
-  Jacor Communications, Inc.                  1,700              100
   Manor Care Inc.                             2,600              100
-  Stone Container Corp.                       6,400              100
   Stryker Corp.                               2,600              100
   UNUM Corp.                                  1,800              100
-  Noble Drilling Corp.                        4,100               99
   Adobe Systems, Inc.                         2,300               98
   BHC Communications, Inc. Class A              700               98
   Nucor Corp.                                 2,100               97
-  Alleghany Corp.                               410               96
-  EXCEL Communications, Inc.                  4,200               96
-  Teradyne, Inc.                              3,600               96
-  Chiron Corp.                                6,040               95
   Noble Affiliates, Inc.                      2,500               95
-  Promus Hotel Corp.                          2,465               95
-  USA Networks, Inc.                          3,800               95
   Gaylord Entertainment Co. Class A           2,900               94
-  Ocean Energy, Inc.                          4,800               94
-  OfficeMax, Inc.                             5,700               94
   Owens Corning                               2,300               94
   Enron Oil & Gas Co.                         4,600               93
-  Iomega Corp.                               15,900               93

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
---------------------------------------------------------------------
-  Northwest Airlines Corp. Class A            2,400         $     93
   Transatlantic Holdings, Inc.                1,200               93
   International Game Technology               3,800               92
-  Venator Group, Inc.                         4,800               92
-  Centocor, Inc.                              2,500               91
-  First Health Group Corp.                    3,200               91
-  Harrah's Entertainment, Inc.                3,900               91
-  Healthcare & Retirement Corp.               2,300               91
   IBP, Inc.                                   5,000               91
-  Nabors Industries, Inc.                     4,600               91
-  Oryx Energy Co.                             4,100               91
-  Fruit of the Loom, Inc.                     2,700               90
   Newell Co.                                  1,800               90
-  Chris-Craft Industries, Inc.                1,623               89
   Cracker Barrel Old Country
     Stores, Inc.                              2,800               89
-  FMC Corp.                                   1,300               89
   Newport News Shipbuilding Inc.              3,340               89
   Pittston Brink's Group                      2,400               89
   Praxair, Inc.                               1,900               89
   Clayton Homes Inc.                          4,638               88
-  CommScope, Inc.                             5,433               88
   Fastenal Co.                                1,900               88
-  Global Marine, Inc.                         4,700               88
-  Niagara Mohawk Power Corp.                  5,900               88
-  R & B Falcon Corp.                          3,904               88
   Total System Services, Inc.                 4,200               88
-  Arrow Electronics, Inc.                     4,000               87
-  CompUSA, Inc.                               4,800               87
-  Genzyme Corp.                               3,400               87
-  PRIMEDIA Inc.                               6,400               87
-  Adaptec, Inc.                               6,000               86
-  Altera Corp.                                2,900               86
-  Circus Circus Enterprises Inc.              5,100               86
-  EVI Weatherford, Inc.                       2,315               86
-  LHS Group, Inc.                             1,300               86
   La Quinta Inns Inc.                         4,050               86
   New Century Energies, Inc.                  1,900               86
-  Tele-Communications
     International, Inc. Series A              4,300               86
-  UNOVA, Inc.                                 4,000               86
   J.C. Penney Co., Inc.                       1,178               85
-  Xilinx, Inc.                                2,500               85
   Zions Bancorp                               1,600               85
-  CalEnergy Co.                               2,800               84
-  International Specialty
     Products, Inc.                            4,500               84
-  Pacificare Health Systems Inc.
     Class B                                     946               84
-  Bethlehem Steel Corp.                       6,700               83
   Columbia Energy Group                       1,500               83
   Molex, Inc.                                 3,313               83
-  Quorum Health Group, Inc.                   3,150               83
   Raychem Corp.                               2,800               83
   Sodexho Marriott Services, Inc.             2,875               83
   ENSCO International, Inc.                   4,700               82
   International Paper Co.                     1,900               82
-  King World Productions, Inc.                3,200               82
-  McLeod, Inc.                                2,100               82
-  Thermo Instrument Systems, Inc.             3,115               82
-  UCAR International, Inc.                    2,800               82
   Varian Associates, Inc.                     2,100               82
-  ACNielson Corp.                             3,200               81
   Autodesk, Inc.                              2,100               81
-  Atmel Corp.                                 5,900               80
-  Beverly Enterprises, Inc.                   5,800               80
-  Consolidated Freightways Corp.              5,750               80
-  Corrections Corp. of America                3,400               80
   Diamond Offshore Drilling, Inc.             2,000               80
-  Premisys Communications, Inc.               3,200               80
-  Rowan Cos., Inc.                            4,100               80
-  Catellus Development Corp.                  4,500               79
-  Covance, Inc.                               3,500               79
   Leucadia National Corp.                     2,400               79
-  MGM Grand, Inc.                             2,500               79
   AGCO Corp.                                  3,800               78
-  DSC Communications Corp.                    2,600               78
-  Reebok International Ltd.                   2,800               78
   Wesco Financial Corp.                         200               78
-  Andrew Corp.                                4,250               77
-  J.D. Edwards & Co.                          1,800               77
   Sysco Corp.                                 3,000               77
-  U.S. Cellular Corp.                         2,500               77
   Electronic Data Systems Corp.               1,900               76
-  Coltec Inc.                                 3,700               73
   DePuy, Inc.                                 2,600               73
   NIKE, Inc. Class B                          1,500               73
-  Smith International, Inc.                   2,100               73
   Travelers Property Casualty Corp.           1,700               73
   Aluminum Co. of America                     1,100               72
-  MedPartners, Inc.                           9,052               72
-  FORE Systems, Inc.                          2,700               71
-  PhyCor, Inc.                                4,300               71
   The St. Joe Company                         2,600               71
   Transocean Offshore, Inc.                   1,600               71
   Loews Corp.                                   800               70
   American General Corp.                        975               69
   Waste Management Inc.                       1,979               69
   U.S. Industries, Inc.                       2,700               67
-  Cytec Industries, Inc.                      1,500               66
   General Motors Corp. Class H                1,400               66
   Homestake Mining Co.                        6,400               66
-  LucasVarity PLC ADR                         1,656               66
-  Western Digital Corp.                       5,600               66
   Amerada Hess Corp.                          1,200               65
-  Blyth Industries, Inc.                      1,950               65
-  Jefferson Smurfit Corp.                     4,100               64
-  Santa Fe Energy Resources, Inc.             5,900               63
-  Sealed Air Corp.                            1,720               63
-  Atlas Air, Inc.                             1,800               61
-  Electronics for Imaging, Inc.               2,900               61
   DENTSPLY International Inc.                 2,400               60
   W.W. Grainger, Inc.                         1,200               60
   Rubbermaid, Inc.                            1,800               60
   Cinergy Corp.                               1,700               59
   Newmont Gold Co.                            2,400               59
-  Quest Diagnostics, Inc.                     2,700               59
-  Cabletron Systems, Inc.                     4,300               58
   Autoliv, Inc.                               1,811               57
-  Chicago Title Corp.                         1,230               57

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
BALANCED PORTFOLIO                            SHARES            (000)
---------------------------------------------------------------------
-  GTech Holdings Corp.                        1,700         $     57
   Pioneer Natural Resources Co.               2,400               57
   IMC Global Inc.                             1,870               56
   The Warnaco Group, Inc. Class A             1,300               55
   Hasbro, Inc.                                1,350               53
   The Pep Boys
     (Manny, Moe & Jack)                       2,800               53
   IKON Office Solutions, Inc.                 3,600               52
-  IVAX Corp.                                  5,600               52
   Frontier Corp.                              1,600               50
   Reynolds Metals Co.                           900               50
   Alumax, Inc.                                1,044               48
-  Airgas, Inc.                                3,300               47
   Burlington Resources, Inc.                  1,100               47
   Alberto-Culver Co. Class B                  1,600               46
-  Silicon Graphics, Inc.                      3,800               46
   Tenneco, Inc.                               1,200               46
-  Ventas, Inc.                                3,200               44
   York International Corp.                    1,000               44
   Crown Cork & Seal Co., Inc.                   900               43
   Sears, Roebuck & Co.                          700               43
-  3Com Corp.                                  1,400               43
   Browning-Ferris Industries, Inc.            1,200               42
   Sunbeam Corp.                               4,000               42
   Fluor Corp.                                   800               41
   Texaco Inc.                                   688               41
   Mark IV Industries, Inc.                    1,863               40
-  Nine West Group, Inc.                       1,500               40
-  Pacificare Health Systems Inc.
     Class A                                     478               40
   The Goodyear Tire & Rubber Co.                600               39
   Nordstrom, Inc.                               500               39
   CNF Transportation, Inc.                      900               38
   Johns Manville Corp.                        2,500               38
   Morton International, Inc.                  1,500               38
-  National Semiconductor Corp.                2,800               37
   20th Century Industries                     1,300               37
-  Micron Electronics, Inc.                    3,000               36
   The Limited, Inc.                           1,069               35
   Millipore Corp.                             1,300               35
   NGC Corp.                                   2,800               35
   RJR Nabisco Holdings Corp.                  1,460               35
-  Oxford Health Plan                          2,200               34
-  Cablevision Systems Corp. Class B             400               33
-  PanAmSat Corp.                                544               31
   Kellogg Co.                                   800               30
   Mallinckrodt, Inc.                          1,000               30
   Pogo Producing Co.                          1,200               30
-  EEX Corp.                                   3,148               29
-  Boise Cascade Office
     Products Corp.                            1,800               28
-  Fritz Cos., Inc.                            2,000               27
   The Money Store Inc.                          800               27
-  Paging Network, Inc.                        1,900               27
   Manpower Inc.                                 900               26
   Price Enterprises, Inc.                     1,400               26
   Sealed Air Corp. Pfd.                         618               26
-  Brinker International, Inc.                 1,300               25
-  KLA-Tencor Corp.                              900               25
-  PharMerica, Inc.                            2,093               25
-  Planet Hollywood International,
     Inc. Class A                              3,400               24
   W.R. Grace & Co.                            1,300               22
   ITT Industries, Inc.                          600               22
-  Vishay Intertechnology, Inc.                1,221               22
   Aetna Inc.                                    269               20
   Albemarle Corp.                               900               20
   Cintas Corp.                                  400               20
   Cummins Engine Co., Inc.                      400               20
   Dole Food Co.                                 400               20
-  Input/Output, Inc.                          1,100               20
   Telephone & Data Systems, Inc.                500               20
   Texas Utilities Co.                           472               20
-  Corporate Express, Inc.                     1,500               19
   Freeport-McMoRan Copper &
     Gold Inc. Class B                         1,263               19
-  Fresenius Medical Care AG ADR                 944               19
   Martin Marietta Materials, Inc.               400               18
   Russell Corp.                                 600               18
   Schweitzer-Mauduit
     International, Inc.                         600               17
-  Abercrombie & Fitch Co.                       358               16
   Great Lakes Chemical Corp.                    400               16
-  Netscape Communications Corp.                 600               16
   Union Pacific Corp.                           359               16
   Raytheon Co. Class A                          267               15
   Allegheny Teledyne Inc.                       577               13
   Bandag, Inc.                                  300               12
-  Glenayre Technologies, Inc.                 1,100               12
-  Choice Hotel International, Inc.              800               11
   Louisiana-Pacific Corp.                       600               11
   Tandy Corp.                                   200               11
-  Marquette Medical Systems Inc.                400               10
   U S West, Inc.                                208               10
   El Paso Natural Gas Co.                       222                8
   Aetna Inc. 6.25% Cvt. Pfd. Series C            89                7
-  Host Marriott Services Corp.                  420                6
-  PETsMART, Inc.                                600                6
   Pittston BAX Group                            400                6
-  Southland Corp.                             2,300                6
   Scientific-Atlanta, Inc.                      200                5
-  Associated Group, Inc.                        100                4
-  Associated Group, Inc. Class B                100                4
-  Sunburst Hospitality Corp.                    266                2
-  Crescendo Pharmaceuticals Corp.               115                1
-  Freeport-McMoRan Sulphur, Inc.                 63                1
-  General Semiconductor, Inc.                   100                1
-  Genzyme Corp.                                 177                1
-  Octel Corp.                                    25                1
   Talbots Inc.                                   50                1
----------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $49,917)                                              81,230
----------------------------------------------------------------------

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                                               FACE           MARKET
                                             AMOUNT           VALUE*
                                              (000)            (000)
--------------------------------------------------------------------
MUNICIPAL BONDS (53.4%)
--------------------------------------------------------------------
ALASKA (0.6%)
North Slope AK Borough GO
  7.50%, 6/30/2001 (3)                     $  1,000         $  1,095
                                                           ---------


ARIZONA (0.9%)
Maricopa AZ Unified School Dist.
  7.125%, 7/1/1999                            1,500            1,549
                                                           ---------


CALIFORNIA (5.5%)
California Dept. of Water
  (Central Valley Project )
  8.25%, 12/1/2003                              290              347
California GO
  6.40%, 2/1/2006 (1)                           500              567
California Health Fac. Finance Auth.
  (Catholic Healthcare West)
  6.25%, 7/1/2006 (1)                           395              445
California Public Works Board
  Lease Rev. (Dept. of Corrections)
  5.00%, 9/1/2011 (2)                         1,535            1,573
Central Coast CA Water Auth.
  6.00%, 10/1/2008 (2)                        1,000            1,119
Clovis CA Unified School Dist.
  0.00%, 8/1/2005 (3)                         2,000            1,469
Los Angeles CA Unified School
  Dist. GO
  6.00%, 7/1/2008 (3)                         1,000            1,124
Los Angeles CA Waste Water System
  5.75%, 6/1/2010 (1)                           400              431
San Bernardino County Medical
  Center COP
  5.50%, 8/1/2005 (1)                           500              535
South Orange County CA Public
  Finance Auth.
  7.00%, 9/1/2006 (1)                           875            1,030
Univ. of CA (Multiple Purpose Project)
  12.00%, 9/1/2003 (2)                          500              678
                                                           ---------
                                                               9,318
                                                           ---------
CONNECTICUT (1.2%)
Connecticut GO
  6.00%, 5/15/2003                            1,000            1,081
South Central CT Regional Water
  Auth. Water System Rev.
  5.75%, 8/1/2006                               900              970
                                                           ---------
                                                               2,051
                                                           ---------
DISTRICT OF COLUMBIA (1.2%)
Dist. of Columbia
  5.40%, 6/1/2012 (2)                           455              470
  6.75%, 6/1/2005 (2)                         1,400            1,493
                                                           ---------
                                                               1,963
                                                           ---------
FLORIDA (4.2%)
Broward County FL School
  Dist. GO
  5.30%, 2/15/2004                            1,295            1,367
Dade County FL School Dist.
  7.375%, 7/1/1999 (Prere.)                     400              422
Dade County FL Water & Sewer
  Rev. VRDO
  3.40%, 7/8/1998 (3)                           865              865
Florida Dept. of General Services
  6.00%, 7/1/2003 (2)                         1,000            1,079
Florida Turnpike Auth. Rev.
  5.25%, 7/1/2009 (3)                           485              512
  5.25%, 7/1/2010 (3)                           825              864
Lee County FL School Board
  6.00%, 8/1/2005 (4)                           800              883
Tampa FL Health System Rev.
  Catholic Health
  5.00%, 11/15/2009 (2)                       1,000            1,030
                                                           ---------
                                                               7,022
                                                           ---------
GEORGIA (0.6%)
Georgia GO
  6.00%, 3/1/2004                             1,000            1,090
                                                           ---------


ILLINOIS (1.2%)
Illinois Dev. Fin. Auth.
  4.40%, 12/1/2006 (2)                        1,500            1,490
Illinois Sales Tax Rev.
  7.20%, 6/15/1999 (Prere.)                     400              421
Illinois Toll Highway Auth. Rev. VRDO
  3.40%, 7/8/1998 (1)                           180              180
                                                           ---------
                                                               2,091
                                                           ---------
IOWA (1.2%)
Iowa School Cash Anticipation
  Program
  4.25%, 1/28/1999                            2,000            2,007
                                                           ---------


KENTUCKY (0.3%)
Kentucky Property &
  Buildings Commission
  5.80%, 9/1/2006                               400              427
                                                           ---------


LOUISIANA (1.8%)
Louisiana GO
  6.00%, 8/1/2001(3)                          1,000            1,055
Louisiana Public  Fac. Auth.
  Hosp. Rev.
  (Franciscan Missionaries)
  5.00%, 7/1/2002 (4)                         2,000            2,058
                                                           ---------
                                                               3,113
                                                           ---------
MARYLAND (0.2%)
Maryland Dept. of Transp.
  5.20%, 9/15/2004                              400              420
                                                           ---------


MASSACHUSETTS (2.7%)
Chelsea MA Refunding Rev.
  5.50%, 6/15/2011 (2)                          740              787
  5.50%, 6/15/2012 (2)                          735              777
Massachusetts Bay Transp. Auth.
  6.25%, 3/1/2005                             1,000            1,110
Massachusetts GO
  7.25%, 7/1/1998 (Prere.)                      500              508

--------------------------------------------------------------------
                                               FACE           MARKET
                                             AMOUNT           VALUE*
BALANCED PORTFOLIO                            (000)            (000)
--------------------------------------------------------------------
Massachusetts Ind. Finance Agency
  Rev. (Refusetech Inc. Project)
  6.30%, 7/1/2005                          $  1,000         $  1,084
Massachusetts Water
  Resources Auth.
  5.75%, 8/1/2010 (1)                           300              328
                                                           ---------
                                                               4,594
                                                           ---------
MICHIGAN (2.4%)
Dickinson County MI Memorial
  Hospital System Rev.
  7.625%, 11/1/2005                             460              516
Greater Detroit MI Resource
  Recovery Auth.
  6.25%, 12/13/2006 (2)                       1,200            1,348
Michigan Environmental
  Protection Program
  6.25%, 11/1/2008 (Prere.)                   1,000            1,100
Michigan Housing Dev. Auth.
  Rental Housing Rev.
  6.30%, 4/1/2004                             1,000            1,077
                                                           ---------
                                                               4,041
                                                           ---------
NEBRASKA (1.5%)
Nebraska Public Power Dist. Rev.
  5.25%, 1/1/2005 (1)                         2,000            2,096
  5.25%, 1/1/2010 (1)                           125              131
  5.25%, 1/1/2011 (1)                           225              234
                                                           ---------
                                                               2,461
                                                           ---------
NEVADA (1.9%)
Clark County Airport NV Rev.
  5.00%, 7/1/2005  (1)                        1,705            1,764
Clark County NV School Dist. GO
  5.90%, 6/15/2012 (3)                          750              808
  6.00%, 6/15/1999 (3)                          700              715
                                                           ---------
                                                               3,287
                                                           ---------
NEW JERSEY (1.1%)
New Jersey Econ. Dev. Auth.
  Market Transition Fac.
  5.70%, 7/1/2005 (1)                           400              432
New Jersey Health Care Fac.
  Finance Auth. (Atlantic City
  Medical Center)
  6.80%, 7/1/2005                             1,000            1,106
New Jersey Transp. Trust Fund
  6.00%, 6/15/2008                              250              280
                                                           ---------
                                                               1,818
                                                           ---------
NEW YORK (7.4%)
Erie County NY GO
  6.125%, 1/15/2011 (3)                         610              693
Hempstead NY GO
  5.625%, 2/1/2011 (3)                          840              902
Huntington NY GO
  6.70%, 2/1/2010 (3)                           375              445
Long Island NY Power Auth.
  Elec. Sys. Rev.
  5.50%, 12/1/2009 (2)                        2,000            2,162
Metropolitan NY Transp. Auth.
  6.00%, 7/1/2006 (1)                         1,000            1,105
New York City NY National
  Tennis Center
  6.25%, 11/15/2006                           2,000            2,240
New York Environmental Fac. Corp.
  PCR (State Water Recovery Fund)
  6.35%, 6/15/2006                              295              331
New York State Dorm Auth. Rev.
  (Vassar Brothers Hospital)
  5.10%, 7/1/2010 (4)                         1,500            1,542
New York City NY Muni. Water
  Auth. and Sewer System Rev.
  4.00%, 7/2/1998 (3)                            15               15
New York City NY GO
  6.375%, 8/15/2009                             640              705
  7.10%, 8/15/2007                              500              579
New York City NY Muni.
  Fin. Auth. Water & Sewer
  System Rev. VRDO
  4.00%, 7/2/1998 (3)                           255              255
New York City NY Muni.
  Assistance Corp.
  5.00%, 7/1/1999                               500              507
New York Environmental Fac.
  Corp. PCR (State Water
  Recovery Fund)
  6.35%, 6/15/2006                              225              251
New York State Dormitory
  Auth. (State Univ.)
  5.375%, 5/15/2007 (2)                         400              427
New York State Thruway Auth.
  (Service Contract)
  5.40%, 4/1/2005 (1)                           400              424
                                                           ---------
                                                              12,583
                                                           ---------
NORTH CAROLINA (1.4%)
Charlotte NC Airport
  Refunding Rev. VRDO
  3.40%, 7/8/1998 (1)                           415              415
Wake NC Ind. Fac. Pollution
  Control Fin. Auth. VRDO
  3.50%, 7/8/1998                             2,000            2,000
                                                           ---------
                                                               2,415
                                                           ---------
OHIO (3.7%)
Cuyahoga County OH Hosp.
  Rev. VRDO (Cleveland Clinic)
  3.50%, 7/8/1998 LOC                           255              255
Hamilton County OH Hosp. Rev. VRDO
  (Bethesda Hospital)
  3.40%, 7/2/1998 LOC                           400              400
Lorain County OH Hosp. Rev.
  (Catholic Healthcare Partners)
  5.625%, 9/1/2013 (1)                        1,775            1,892
  6.00%, 9/1/2004 (1)                          1,080           1,178
Ohio Air Quality Dev. Auth. Rev. VRDO
  3.80%, 7/2/1998 LOC                           640              640
Ohio Public Fac. Comm.
  Higher Educ. Fac.
  5.50%, 12/1/2006 (1)                          400              424
Ohio Water Dev. Auth.
  5.75%, 12/1/2005 (1)                          540              579
  6.00%, 12/1/2008 (2)                          750              815
                                                           ---------
                                                               6,183
                                                           ---------

--------------------------------------------------------------------
                                               FACE           MARKET
                                             AMOUNT           VALUE*
                                              (000)            (000)
--------------------------------------------------------------------
OREGON (0.4%)
Oregon GO Veterans Welfare
  Program VRDO
  3.50%, 7/8/1998 LOC                       $   630         $    630
                                                           ---------


PENNSYLVANIA (4.4%)
Pennsylvania GO
  5.90%, 11/15/2001                           1,000            1,059
Pennsylvania Convention
  Center Auth.
  6.70%, 9/1/2014 (1)                           500              567
Pennsylvania Higher Educ. Fac.
  Health Services
  (Allegheny/Delaware Valley)
  5.00%, 11/15/2006                           1,125            1,147
Pennsylvania Turnpike
  Comm. Rev.
  7.625%, 12/1/1999 (Prere.)                    500              536
Philadelphia PA Parking Auth.
  5.75%, 9/1/2008 (2)                         1,150            1,255
Philadelphia PA School Dist. GO
  6.25%, 9/1/2005 (2)                           870              966
Philadelphia PA Water & Waste
  Water Rev.
  6.25%, 8/1/2009 (1)                         1,000            1,140
Pittsburgh PA GO
  5.20%, 3/1/2010 (3)                           580              595
Pittsburgh PA Water &
  Sewer Auth. System Rev.
  5.60%, 9/1/2018 (3)                           235              254
                                                           ---------
                                                               7,519
                                                           ---------
SOUTH DAKOTA (0.6%)
South Dakota Building Authority
  Lease Rev.
  5.25%, 12/1/2010 (2)                        1,000            1,037
                                                           ---------


TEXAS (3.6%)
Dallas TX Civic Center Refunding &
  Improvement Rev.
  4.60%, 8/15/2009 (1)                          110              109
  4.70%, 8/15/2010 (1)                          815              808
Harris County TX Toll Road VRDO
  3.50%, 7/8/1998                               200              200
Houston TX GO
  5.70%, 3/1/2001                               500              521
Houston TX Hotel Occupancy Tax Rev.
  5.25%, 7/1/2007 (4)                           500              522
San Antonio TX Water Rev.
  6.50%, 5/15/2010 (1)                          500              548
Texas Refunding Water Fin.
  5.00%, 8/1/2008                               690              706
  5.00%, 8/1/2009                             1,050            1,069
Texas TRAN
  4.75%, 8/31/1998                            1,000            1,002
Univ. of TX Permanent Fund
  6.60%, 7/1/2001 (Prere.)                      500              545
                                                           ---------
                                                               6,030
                                                           ---------
UTAH (0.2%)
Salt Lake County UT Building Auth.
  Lease Rev.
  5.90%, 10/1/2006 (1)                          260              282
                                                           ---------


VIRGINIA (0.3%)
Virginia Transp. Board
  6.00%, 5/15/2007                              500              545
                                                           ---------


WASHINGTON (1.6%)
King County WA Library System GO
  6.05%, 12/1/2007                            1,000            1,108
Seattle WA Muni. Light & Power Rev.
  6.25%, 7/1/2007                               700              784
Tacoma WA Electric System Rev.
  5.50%, 1/1/2012 (2)                           500              511
Washington State GO VRDO
  3.45%, 7/8/1998                               260              260
                                                           ---------
                                                               2,663
                                                           ---------
WEST VIRGINIA (1.1%)
West Virginia School Building Auth.
  Capital Improvement Rev.
  5.625%, 7/1/2002                              655              692
West Virginia Building Comm.
  5.25%, 7/1/2008 (1)                         1,150            1,213
                                                           ---------
                                                               1,905
                                                           ---------
WISCONSIN (0.2%)
Wisconsin GO
  5.00%, 5/1/2000                               335              342
                                                           ---------
--------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $88,103)                                              90,481
--------------------------------------------------------------------
TOTAL INVESTMENTS (101.4%)
  (COST $138,020)                                            171,711
--------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.4%)
--------------------------------------------------------------------
Other Assets--Note B                                           3,609
Liabilities                                                   (5,978)
                                                           ---------
                                                              (2,369)
--------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------
Applicable to 10,640,279 outstanding
   $.001 par value shares of beneficial interest.
   (unlimited authorization)                                $169,342
====================================================================

NET ASSET VALUE PER SHARE                                     $15.92
====================================================================

*See Note A in Notes to Financial Statements.

-Non-Income-Producing Security.

ADR--American Depositary Receipt.

COP--Certificate of Participation.

GO--General Obligation Bond.

PCR--Pollution Control Revenue Bond.

VRDO--Variable Rate Demand Obligation.

(Prere.)--Prerefunded.

Scheduled principal and interest payments are
guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

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
---------------------------------------------------------------------

                                              AMOUNT              PER
  BALANCED PORTFOLIO                           (000)            SHARE
---------------------------------------------------------------------
  AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------
  Paid in Capital                           $136,911           $12.86
  Undistributed Net
    Investment Income                            270              .03
  Accumulated Net Realized
    Losses--Note C                            (1,530)            (.14)
  Unrealized Appreciation--Note D             33,691             3.17
---------------------------------------------------------------------
  NET ASSETS                                $169,342           $15.92
=====================================================================

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
---------------------------------------------------------------------
                                                               MARKET
GROWTH AND                                                     VALUE*
INCOME PORTFOLIO                              SHARES            (000)
---------------------------------------------------------------------
COMMON STOCKS (100.1%)
---------------------------------------------------------------------
   General Electric Co.                      361,672         $ 32,912
-  Microsoft Corp.                           273,992           29,694
   The Coca-Cola Co.                         274,226           23,446
   Exxon Corp.                               271,774           19,381
   Merck & Co., Inc.                         132,479           17,719
   Pfizer, Inc.                              145,080           15,768
   Wal-Mart Stores, Inc.                     248,943           15,123
   Intel Corp.                               188,784           13,994
   Procter & Gamble Co.                      148,668           13,538
   Royal Dutch Petroleum Co. ADR             237,716           13,030
   Bristol-Myers Squibb Co.                  110,388           12,688
   International Business
     Machines Corp.                          106,768           12,258
   Lucent Technologies, Inc.                 145,450           12,100
   American International
     Group, Inc.                              77,639           11,335
   Johnson & Johnson                         149,088           10,995
   Philip Morris Cos., Inc.                  269,479           10,611
-  Cisco Systems, Inc.                       113,965           10,492
   AT&T Corp.                                180,131           10,290
   E.I. du Pont de Nemours & Co.             125,232            9,345
   SBC Communications Inc.                   204,110            8,164
   Eli Lilly & Co.                           123,296            8,145
   NationsBank Corp.                         106,342            8,135
   Ford Motor Co.                            134,718            7,948
   The Walt Disney Co.                        75,632            7,946
   Bell Atlantic Corp.                       172,314            7,862
   Travelers Group Inc.                      127,641            7,738
   American Home Products Corp.              145,736            7,542
   Citicorp                                   50,219            7,495
   Schering-Plough Corp.                      81,436            7,462
   BellSouth Corp.                           109,986            7,383
   The Chase Manhattan Corp.                  95,092            7,179
   Gillette Co.                              124,816            7,076
   Fannie Mae                                116,332            7,067
   Abbott Laboratories                       171,494            7,010
   Hewlett-Packard Co.                       115,052            6,889
   PepsiCo, Inc.                             166,352            6,852
   Home Depot, Inc.                           81,593            6,777
-  Dell Computer Corp.                        71,700            6,655
   Mobil Corp.                                86,818            6,652
   BankAmerica Corp.                          76,014            6,570
   First Union Corp.                         110,004            6,408
   Warner-Lambert Co.                         91,336            6,336
   Morgan Stanley Dean Witter
     & Co.                                    66,889            6,112
   Chevron Corp.                              72,924            6,057
   GTE Corp.                                 107,264            5,966
   American Express Co.                       51,388            5,858
   Unilever NV ADR                            70,884            5,595
   Time Warner, Inc.                          65,391            5,587
-  WorldCom, Inc.                            115,105            5,575
   Ameritech Corp.                           121,830            5,467
   McDonald's Corp.                           76,715            5,293
   Compaq Computer Corp.                     184,340            5,231
   General Motors Corp.                       77,941            5,207
   The Boeing Co.                            112,683            5,021
   MCI Communications Corp.                   80,812            4,697
   Amoco Corp.                               106,788            4,445
   Banc One Corp.                             78,103            4,359
   Allstate Corp.                             46,990            4,303
   Tyco International Ltd.                    65,132            4,103
   Chrysler Corp.                             72,130            4,066
   Schlumberger Ltd.                          55,166            3,769
   Xerox Corp.                                36,665            3,726
-  AirTouch Communications, Inc.              63,481            3,710
   Monsanto Co.                               66,225            3,700
   Minnesota Mining &
     Manufacturing Co.                        44,945            3,694
   Texaco Inc.                                60,368            3,603
   Freddie Mac                                76,560            3,603
   U.S. Bancorp                               82,841            3,562
   Wells Fargo & Co.                           9,643            3,558
   Merrill Lynch & Co., Inc.                  38,492            3,551
   Sprint Corp.                               48,172            3,396
   Computer Associates
     International, Inc.                      60,416            3,357
   Medtronic, Inc.                            52,268            3,332
   Northern Telecom Ltd.                      58,314            3,309
   Motorola, Inc.                             60,301            3,170
   Norwest Corp.                              83,774            3,131
   Emerson Electric Co.                       49,232            2,972
-  MediaOne Group, Inc.                       67,446            2,963
   Associates First Capital Corp.             38,359            2,949
   Sara Lee Corp.                             51,932            2,905
   Colgate-Palmolive Co.                      32,806            2,887
   Kimberly-Clark Corp.                       61,744            2,833
   First Chicago NBD Corp.                    31,834            2,821
   Atlantic Richfield Co.                     35,692            2,788
   AlliedSignal Inc.                          62,642            2,780
   The Gap, Inc.                              43,938            2,708
   Campbell Soup Co.                          50,912            2,705
   Sears, Roebuck & Co.                       43,499            2,656
   Eastman Kodak Co.                          36,228            2,647
   Fleet Financial Group, Inc.                31,438            2,625
   U S West, Inc.                             55,561            2,611
   Pharmacia & Upjohn, Inc.                   56,570            2,609
   National City Corp.                        36,680            2,604
   Anheuser-Busch Cos., Inc.                  54,514            2,572
   The Bank of New York Co., Inc.             42,100            2,555
   Texas Instruments, Inc.                    43,552            2,540
   CBS Corp.                                  79,606            2,527
-  EMC Corp.                                  55,200            2,474
   Dow Chemical Co.                           25,240            2,440
   Automatic Data Processing, Inc.            33,368            2,432
-  Oracle Corp.                               98,379            2,416
   Duke Energy Corp.                          40,203            2,382
   Dayton Hudson Corp.                        48,764            2,365
   United Technologies Corp.                  25,466            2,356
   J.P. Morgan & Co., Inc.                    19,760            2,314
-  Viacom Inc. Class B                        39,524            2,302
   Lockheed Martin Corp.                      21,688            2,296
   Walgreen Co.                               55,480            2,292
   H.J. Heinz Co.                             40,388            2,267
   Gannett Co., Inc.                          31,704            2,253
   General Re Corp.                            8,687            2,202
-  Tele-Communications, Inc.
     Class A                                  56,847            2,185
   Caterpillar, Inc.                          40,790            2,157

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
---------------------------------------------------------------------
                                                               MARKET
GROWTH AND                                                     VALUE*
INCOME PORTFOLIO                               SHARES           (000)
---------------------------------------------------------------------
   Southern Co.                               77,412         $  2,143
   Columbia/HCA Healthcare Corp.              72,386            2,108
   J.C. Penney Co., Inc.                      28,206            2,040
   Mellon Bank Corp.                          28,878            2,011
   American General Corp.                     28,176            2,006
   Enron Corp.                                36,550            1,976
   Wachovia Corp.                             23,163            1,957
   SunTrust Banks, Inc.                       23,736            1,930
   Raytheon Co. Class B                       32,322            1,911
   Washington Mutual, Inc.                    43,322            1,882
   Illinois Tool Works, Inc.                  28,072            1,872
-  Amgen, Inc.                                28,588            1,869
   Bestfoods                                  32,122            1,865
   MBNA Corp.                                 56,497            1,864
-  Sun Microsystems, Inc.                     42,648            1,853
   Waste Management Inc.                      52,886            1,851
   BankBoston Corp.                           32,720            1,820
   Household International, Inc.              36,166            1,799
   PNC Bank Corp.                             33,401            1,797
   KeyCorp                                    49,448            1,762
   Marsh & McLennan Cos., Inc.                28,956            1,750
   Burlington Northern
     Santa Fe Corp.                           17,709            1,739
   ConAgra, Inc.                              54,092            1,714
   Kellogg Co.                                45,336            1,703
   Fifth Third Bancorp                        26,950            1,698
   Baxter International, Inc.                 31,544            1,697
   HBO & Co.                                  47,900            1,688
   CVS Corp.                                  43,226            1,683
-  AMR Corp.                                  20,118            1,675
   CIGNA Corp.                                24,238            1,672
   May Department Stores Co.                  25,447            1,667
   First Data Corp.                           49,738            1,657
   Lowe's Cos., Inc.                          39,470            1,601
   Williams Cos., Inc.                        47,261            1,595
   The Seagram Co. Ltd.                       38,772            1,587
-  Boston Scientific Corp.                    21,541            1,543
-  Costco Cos., Inc.                          24,226            1,528
   Franklin Resources Corp.                   28,000            1,512
   The Chubb Corp.                            18,698            1,503
   Comcast Corp. Class A Special              36,996            1,502
   The Hartford Financial
     Services Group Inc.                      13,101            1,498
   Pitney Bowes, Inc.                         31,080            1,496
-  Clear Channel
     Communications, Inc.                     13,700            1,495
   International Paper Co.                    34,523            1,484
   Deere & Co.                                27,679            1,464
-  Tellabs, Inc.                              20,200            1,447
   Albertson's, Inc.                          27,365            1,418
   Phillips Petroleum Co.                     29,092            1,402
   Ralston-Ralston Purina Group               11,942            1,395
   PPG Industries, Inc.                       19,825            1,379
   Mattel, Inc.                               32,320            1,368
   United Healthcare Corp.                    21,464            1,363
   NIKE, Inc. Class B                         27,712            1,349
   PG&E Corp.                                 42,158            1,331
   Aon Corp.                                  18,700            1,314
   Texas Utilities Co.                        31,544            1,313
   Halliburton Co.                            29,180            1,300
   Textron, Inc.                              18,104            1,298
   Norfolk Southern Corp.                     43,019            1,283
   FPL Group, Inc.                            20,249            1,276
   State Street Corp.                         18,300            1,272
   Bankers Trust Corp.                        10,900            1,265
   Aetna Inc.                                 16,559            1,261
-  Federated Department
     Stores, Inc.                             23,400            1,259
   Archer-Daniels-Midland Co.                 64,825            1,256
   Wrigley, (Wm.) Jr. Co.                     12,797            1,254
   Aluminum Co. of America                    19,004            1,253
   Service Corp. International                29,080            1,247
   SunAmerica Inc.                            21,700            1,246
   Edison International                       41,728            1,234
   Consolidated Edison Inc.                   26,800            1,234
   General Mills, Inc.                        17,941            1,227
-  The Kroger Co.                             28,438            1,219
-  HEALTHSOUTH Corp.                          45,442            1,213
   Guidant Corp.                              16,900            1,205
   Honeywell, Inc.                            13,946            1,165
   Masco Corp.                                19,234            1,164
   Comerica, Inc.                             17,450            1,156
   Cardinal Health, Inc.                      12,300            1,153
   Avon Products, Inc.                        14,792            1,146
   Cognizant Corp.                            17,980            1,133
   The Goodyear Tire & Rubber Co.             17,516            1,129
   Computer Sciences Corp.                    17,644            1,129
   Progressive Corp. of Ohio                   8,000            1,128
   Pioneer Hi-Bred International, Inc.        26,900            1,113
   USX-Marathon Group                         32,378            1,111
   Occidental Petroleum Corp.                 41,145            1,111
   Loews Corp.                                12,700            1,106
-  Applied Materials, Inc.                    37,500            1,106
   CSX Corp.                                  24,214            1,102
   Fort James Corp.                           24,679            1,098
   The Clorox Co.                             11,470            1,094
-  Cendant Corp.                              52,337            1,093
   Hershey Foods Corp.                        15,798            1,090
   St. Paul Cos., Inc.                        25,766            1,084
   ALLTEL Corp.                               23,300            1,083
   Rite Aid Corp.                             28,802            1,082
   Delta Air Lines, Inc.                       8,372            1,082
   BB&T Corp.                                 15,900            1,075
-  Tenet Healthcare Corp.                     34,366            1,074
-  Ascend Communications, Inc.                21,600            1,071
   Rockwell International Corp.               21,953            1,055
   Becton, Dickinson & Co.                    13,596            1,055
-  FDX Corporation                            16,692            1,047
   Air Products & Chemicals, Inc.             26,180            1,047
-  Kmart Corp.                                53,750            1,035
   Lincoln National Corp.                     11,321            1,034
   Weyerhaeuser Co.                           22,201            1,025
   Houston Industries, Inc.                   33,187            1,025
   Lehman Brothers Holdings, Inc.             13,000            1,008
   Unocal Corp.                               28,023            1,002
   Sysco Corp.                                38,658              991
   Charles Schwab Corp.                       30,250              983
   Conseco Inc.                               21,000              982
   Northern Trust Corp.                       12,594              960
   Summit Bancorp.                            20,100              955

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
---------------------------------------------------------------------
   American Electric Power Co., Inc.          21,030         $    954
   Omnicom Group Inc.                         19,100              953
   Beneficial Corp.                            6,178              946
   Tribune Co.                                13,658              940
   Interpublic Group of Cos., Inc.            15,285              928
   The McGraw-Hill Cos., Inc.                 11,338              925
   Public Service Enterprise
     Group, Inc.                              26,535              914
   Marriott International, Inc. Class A       28,168              912
-  US Airways Group, Inc.                     11,302              896
   Dominion Resources, Inc.                   21,974              895
   Newell Co.                                 17,738              884
   The Limited, Inc.                          26,597              881
   New York Times Co. Class A                 11,065              877
-  Gateway, Inc.                              17,300              876
   H.F. Ahmanson & Co.                        12,299              873
   Burlington Resources, Inc.                 20,217              871
   Dresser Industries, Inc.                   19,698              868
   UNUM Corp.                                 15,618              867
   TJX Cos., Inc.                             35,804              864
   AMP, Inc.                                  25,040              861
   Dover Corp.                                25,080              859
   Winn-Dixie Stores, Inc.                    16,508              845
   The Quaker Oats Co.                        15,356              844
   Providian Financial Corp.                  10,743              844
   Unicom Corp.                               23,929              839
-  3Com Corp.                                 27,250              836
   Coastal Corp.                              11,957              835
   Transamerica Corp.                          7,241              834
-  Parametric Technology Corp.                30,700              833
   Ingersoll-Rand Co.                         18,890              832
   Union Carbide Corp.                        15,415              823
   Union Pacific Corp.                        18,600              821
   Praxair, Inc.                              17,360              813
   MBIA, Inc.                                 10,800              809
   Hilton Hotels Corp.                        28,316              807
-  Bay Networks, Inc.                         24,900              803
-  Unisys Corp.                               28,381              802
   Northrop Grumman Corp.                      7,768              801
   Entergy Corp.                              27,786              799
   FirstEnergy Corp.                          25,846              795
   Corning, Inc.                              22,413              779
   Mercantile Bancorp, Inc.                   15,400              776
-  Owens-Illinois, Inc.                       17,300              774
   Cooper Industries, Inc.                    13,895              763
   TRW, Inc.                                  13,840              756
   PacifiCorp                                 33,362              755
   PECO Energy Corp.                          25,756              752
   R.R. Donnelley & Sons Co.                  16,441              752
   Fortune Brands, Inc.                       19,388              745
   American Stores Co.                        30,772              744
   Southwest Airlines Co.                     25,080              743
   Republic New York Corp.                    11,800              743
   Tenneco, Inc.                              19,477              741
   Torchmark Corp.                            16,098              736
   MGIC Investment Corp.                      12,900              736
   Carolina Power & Light Co.                 16,948              735
-  Sempra Energy                              26,418              733
   Browning-Ferris Industries, Inc.           20,958              728
   Huntington Bancshares Inc.                 21,599              724
   VF Corp.                                   14,042              723
   SAFECO Corp.                               15,920              723
   Alcan Aluminium Ltd.                       26,165              723
-  Toys R Us, Inc.                            30,591              721
   Cincinnati Financial Corp.                 18,800              721
   Avery Dennison Corp.                       13,284              714
   Synovus Financial Corp.                    29,900              710
   Rohm & Haas Co.                             6,831              710
   Crown Cork & Seal Co., Inc.                14,803              703
   The Dun & Bradstreet Corp.                 19,380              700
   Genuine Parts Co.                          19,937              689
   Jefferson-Pilot Corp.                      11,829              685
   Golden West Financial Corp.                 6,418              682
   DTE Energy Co.                             16,802              678
-  Seagate Technology Inc.                    28,400              676
   Black & Decker Corp.                       10,786              658
   Baker Hughes, Inc.                         18,879              653
   General Dynamics Corp.                     14,032              652
   Green Tree Financial Corp.                 15,200              651
   Bear Stearns Co., Inc.                     11,400              648
   Nordstrom, Inc.                             8,374              647
   Central & South West Corp.                 23,945              644
   Consolidated Natural Gas Co.               10,917              643
   Cinergy Corp.                              18,306              641
   The Sherwin-Williams Co.                   19,294              639
-  Thermo Electron Corp.                      18,600              636
   Ameren Corp.                               16,005              636
   Dana Corp.                                 11,837              633
   The Times Mirror Co. Class A                9,934              625
   SLM Holding Corp.                          12,700              622
   Tandy Corp.                                11,632              617
   Frontier Corp.                             19,500              614
   Eaton Corp.                                 7,859              611
   Georgia Pacific Group                      10,300              607
   Countrywide Credit Industries, Inc.        11,900              604
   Equifax, Inc.                              16,300              592
   Hasbro, Inc.                               14,950              588
-  Humana, Inc.                               18,700              583
   Dow Jones & Co., Inc.                      10,440              582
   Whirlpool Corp.                             8,453              581
-  AutoZone Inc.                              17,800              568
   Amerada Hess Corp.                         10,317              560
   UST, Inc.                                  20,699              559
   W.W. Grainger, Inc.                        11,146              555
   Johnson Controls, Inc.                      9,576              548
   Eastman Chemical Co.                        8,782              547
   Rubbermaid, Inc.                           16,447              546
   Columbia Energy Group                       9,759              543
   International Flavors &
     Fragrances, Inc.                         12,482              542
   Champion International Corp.               11,017              542
-  Tricon Global Restaurants, Inc.            17,075              541
   GPU, Inc.                                  14,200              537
   Maytag Corp.                               10,664              527
   Baltimore Gas & Electric Co.               16,698              519
-  Novell, Inc.                               40,600              518
   Circuit City Stores, Inc.                  11,028              517
   Barrick Gold Corp.                         26,879              516
-  Western Atlas, Inc.                         6,060              514
   Allegheny Teledyne Inc.                    22,246              509

---------------------------------------------------------------------
                                                               MARKET
GROWTH AND                                                     VALUE*
INCOME PORTFOLIO                              SHARES            (000)
---------------------------------------------------------------------
   Northern States Power Co.                  17,756         $    508
   ITT Industries, Inc.                       13,601              508
   Parker Hannifin Corp.                      13,273              506
   Knight Ridder                               9,170              505
-  Ceridian Corp.                              8,551              502
   Dillard's Inc.                             12,086              501
   Harcourt General, Inc.                      8,366              498
   H & R Block, Inc.                          11,800              497
   Brown-Forman Corp. Class B                  7,635              491
   PACCAR, Inc.                                8,960              468
   Ashland, Inc.                               9,006              465
   Anadarko Petroleum Corp.                    6,900              464
   Ecolab, Inc.                               14,930              463
   Laidlaw, Inc.                              37,400              456
   Nucor Corp.                                 9,897              455
   Reynolds Metals Co.                         8,006              448
-  General Instrument Corp.                   16,400              446
-  DSC Communications Corp.                   14,874              446
   American Greetings Corp. Class A            8,747              446
-  Apple Computer, Inc.                       15,500              445
-  Consolidated Stores, Inc.                  12,152              441
   PP&L Resources Inc.                        19,200              436
   Biomet, Inc.                               12,785              423
   Case Corp.                                  8,700              420
-  ALZA Corp.                                  9,679              419
   The BFGoodrich Co.                          8,254              410
   Union Camp Corp.                            8,238              409
   Sigma-Aldrich Corp.                        11,600              407
   Willamette Industries, Inc.                12,700              406
   The Stanley Works                           9,706              403
   Sun Co., Inc.                              10,345              402
   U.S. Surgical Corp.                         8,592              392
   Sonat, Inc.                                10,097              390
   Harris Corp.                                8,672              387
-  LSI Logic Corp.                            16,800              387
   Hercules, Inc.                              9,417              387
-  Micron Technology, Inc.                    15,300              380
   Morton International, Inc.                 15,100              378
   Echlin, Inc.                                7,701              378
   Wendy's International, Inc.                15,951              375
   Liz Claiborne, Inc.                         7,169              375
   Apache Corp.                               11,900              375
   Temple-Inland Inc.                          6,900              372
   Fluor Corp.                                 7,280              371
   Perkin-Elmer Corp.                          5,950              370
   Union Pacific Resources
     Group, Inc.                              20,991              369
   Allergan, Inc.                              7,918              367
-  NEXTEL Communications, Inc.                14,700              366
   The Mead Corp.                             11,204              356
-  St. Jude Medical, Inc.                      9,646              355
   Westvaco Corp.                             12,243              346
   Thomas & Betts Corp.                        6,728              331
   Bausch & Lomb, Inc.                         6,602              331
-  Niagara Mohawk Power Corp.                 22,093              330
   Engelhard Corp.                            16,290              330
   Mercantile Stores Co., Inc.                 4,126              326
   Deluxe Corp.                                9,082              325
   Armstrong World Industries Inc.             4,727              318
   Adobe Systems, Inc.                         7,500              318
   USX-U.S. Steel Group                        9,600              317
   Raytheon Co. Class A                        5,497              317
   Phelps Dodge Corp.                          5,441              311
   SuperValu Inc.                              6,946              308
   Meredith Corp.                              6,496              305
   Kerr-McGee Corp.                            5,276              305
   Raychem Corp.                              10,292              304
   Pall Corp.                                 14,795              303
   Giant Food, Inc. Class A                    6,904              297
   Manor Care Inc.                             7,713              296
   Ryder System, Inc.                          9,164              289
   Brunswick Corp.                            11,426              283
   Great Lakes Chemical Corp.                  7,143              282
-  FMC Corp.                                   4,123              281
-  Fruit of the Loom, Inc.                     8,400              279
   Owens Corning                               6,747              275
-  Silicon Graphics, Inc.                     22,400              272
   Pennzoil Co.                                5,378              272
-  Harrah's Entertainment, Inc.               11,649              271
-  Sealed Air Corp.                            7,336              270
   Centex Corp.                                7,116              269
   National Service Industries, Inc.           5,269              268
-  Oryx Energy Co.                            11,631              257
   Bemis Co., Inc.                             6,275              256
   C.R. Bard, Inc.                             6,677              254
   Nalco Chemical Co.                          7,035              247
   Darden Restaurants Inc.                    15,341              244
-  Navistar International Corp.                8,356              241
-  Venator Group, Inc.                        12,450              238
   Scientific-Atlanta, Inc.                    9,378              238
   Cummins Engine Co., Inc.                    4,641              238
   Crane Co.                                   4,903              238
   Capital One Financial Corp.                 1,900              236
-  Mirage Resorts, Inc.                       11,000              234
   McDermott International, Inc.               6,741              232
   Snap-On Inc.                                6,367              231
   NICOR, Inc.                                 5,680              228
   Autodesk, Inc.                              5,860              226
   The Timken Co.                              7,310              225
   Boise Cascade Corp.                         6,830              224
   Louisiana-Pacific Corp.                    12,100              221
-  Advanced Micro Devices, Inc.               12,708              217
   Tektronix, Inc.                             6,076              215
   Tupperware Corp.                            7,317              206
-  360 Communications Co.                      6,400              205
   Shared Medical Systems Corp.                2,776              204
-  King World Productions, Inc.                7,954              203
   Aeroquip-Vickers Inc.                       3,397              198
   Alberto-Culver Co. Class B                  6,786              197
   Cooper Tire & Rubber Co.                    9,285              192
-  Bethlehem Steel Corp.                      15,331              191
   Fleetwood Enterprises, Inc.                 4,656              186
   Peoples Energy Corp.                        4,619              178
   Placer Dome, Inc.                          14,812              174
-  Rowan Cos., Inc.                            8,886              173
   Potlatch Corp.                              4,100              172
   General Signal Corp.                        4,762              171
   Pulte Corp.                                 5,688              170
   Kaufman & Broad Home Corp.                  5,311              169
   Great Atlantic & Pacific Tea
     Co., Inc.                                 5,030              166
   Mallinckrodt, Inc.                          5,562              165

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
----------------------------------------------------------------------
   Adolph Coors Co. Class B                    4,828         $    164
   Comcast Corp. Class A                       4,100              163
   Homestake Mining Co.                       15,168              157
-  Cabletron Systems, Inc.                    11,700              157
   W.R. Grace & Co.                            9,120              156
   ONEOK, Inc.                                 3,891              155
-  National Semiconductor Corp.               11,651              154
   Longs Drug Stores, Inc.                     5,342              154
   EG&G, Inc.                                  5,090              153
   Ball Corp.                                  3,701              149
   Worthington Industries, Inc.                9,802              148
-  Reebok International Ltd.                   5,191              144
-  Stone Container Corp.                       9,100              142
   Russell Corp.                               4,620              139
   Cincinnati Milacron, Inc.                   5,615              137
   Polaroid Corp.                              3,760              134
   NACCO Industries, Inc. Class A              1,031              133
   Newmont Mining Corp.                        5,509              130
   Jostens Inc.                                5,355              129
-  Andrew Corp.                                7,160              129
   Eastern Enterprises                         2,972              127
-  KLA-Tencor Corp.                            4,400              122
   IKON Office Solutions, Inc.                 8,266              120
   Briggs & Stratton Corp.                     3,098              116
-  Armco, Inc.                                16,455              105
   Springs Industries Inc. Class A             2,260              104
   Helmerich & Payne, Inc.                     4,268               95
   Millipore Corp.                             3,394               92
   Freeport-McMoRan Copper &
     Gold Inc. Class B                         5,500               84
   Harnischfeger Industries Inc.               2,587               73
   Battle Mountain Gold Co. Class A           10,900               65
-  Data General Corp.                          3,521               53
   ASARCO, Inc.                                2,342               52
   Moore Corp. Ltd.                            3,240               43
   The Pep Boys
     (Manny, Moe & Jack)                       2,208               42
   Cyprus Amax Minerals Co.                    2,000               27
   Foster Wheeler Corp.                          922               20
   Inco Ltd.                                     997               14
-  Charming Shoppes, Inc.                      2,500               12
-  Viacom Inc. Class A                           100                6
----------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $723,044)                                            995,102
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                FACE           MARKET
                                              AMOUNT           VALUE*
                                               (000)            (000)
----------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.3%)
----------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998
   (COST $3,720)                              $3,720         $  3,720
----------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
   (COST $726,764)                                            998,822
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
----------------------------------------------------------------------
Other Assets--Note B                                            4,628
Liabilities                                                    (8,994)
                                                            ----------
                                                               (4,366)
----------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------
Applicable to 40,673,720 outstanding
   $.001 par value shares of beneficial interest.
   (unlimited authorization)                                 $994,456
======================================================================

NET ASSET VALUE PER SHARE                                      $24.45
======================================================================

*See Note A in Notes to Financial Statements.

-Non-Income-Producing Security.

ADR--American Depositary Receipt.

----------------------------------------------------------------------
  AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------
                                              AMOUNT              PER
                                               (000)            SHARE
----------------------------------------------------------------------
  Paid in Capital                           $725,967           $17.85
  Undistributed Net
    Investment Income                            392              .01
  Accumulated Net
    Realized Losses--Note C                   (3,961)            (.10)
  Unrealized Appreciation--
    Note D                                   272,058             6.69
----------------------------------------------------------------------
  NET ASSETS                                $994,456           $24.45
======================================================================

----------------------------------------------------------------------
                                                               MARKET
CAPITAL APPRECIATION                                           VALUE*
PORTFOLIO                                     SHARES            (000)
----------------------------------------------------------------------
COMMON STOCKS (100.2%)
----------------------------------------------------------------------
   General Electric Co.                      444,800         $ 40,477
   The Coca-Cola Co.                         313,100           26,770
-  Microsoft Corp.                           221,200           23,973
   Merck & Co., Inc.                         165,300           22,109
   Pfizer, Inc.                              182,300           19,814
   Intel Corp.                               239,500           17,753
   Procter & Gamble Co.                      190,300           17,329
   International Business
     Machines Corp.                          136,700           15,695
   Lucent Technologies, Inc.                 188,494           15,680
   American International
     Group, Inc.                             100,025           14,604
-  Cisco Systems, Inc.                       150,500           13,855
   Johnson & Johnson                         186,706           13,770
   Wal-Mart Stores, Inc.                     204,900           12,448
-  Dell Computer Corp.                       132,800           12,326
   Exxon Corp.                               164,300           11,717
   The Walt Disney Co.                       100,303           10,538
   E.I. du Pont de Nemours & Co.             140,600           10,492
   Travelers Group Inc.                      170,635           10,345
   American Home Products Corp.              198,800           10,288
   Schering-Plough Corp.                     111,300           10,198
   Citicorp                                   66,100            9,865
   Gillette Co.                              167,916            9,519
   Home Depot, Inc.                          114,250            9,490
   Abbott Laboratories                       232,100            9,487
   Fannie Mae                                153,400            9,319
   PepsiCo, Inc.                             221,500            9,123
   BankAmerica Corp.                         102,400            8,851
   Hewlett-Packard Co.                       131,400            7,868
   Compaq Computer Corp.                     276,931            7,858
   Morgan Stanley Dean
     Witter & Co.                             84,400            7,712
-  WorldCom, Inc.                            158,406            7,673
   McDonald's Corp.                          108,700            7,500
   The Boeing Co.                            156,470            6,973
   Time Warner, Inc.                          76,275            6,517
   Philip Morris Cos., Inc.                  163,800            6,450
-  AirTouch Communications, Inc.              98,500            5,756
   MCI Communications Corp.                   98,100            5,702
   Freddie Mac                               115,700            5,445
   Merrill Lynch & Co., Inc.                  58,200            5,369
   Motorola, Inc.                            100,100            5,262
   Medtronic, Inc.                            82,400            5,253
-  America Online, Inc.                       47,800            5,067
   Sprint Corp.                               69,000            4,865
-  MediaOne Group, Inc.                      110,200            4,842
   Associates First Capital Corp.             60,494            4,650
-  Safeway, Inc.                             112,184            4,564
   AlliedSignal Inc.                          99,500            4,415
-  Tele-Communications, Inc.
     Class A                                 113,653            4,369
   Emerson Electric Co.                       71,200            4,299
   Computer Associates
     International, Inc.                      76,662            4,260
   Texas Instruments, Inc.                    72,900            4,251
   CBS Corp.                                 131,306            4,169
-  EMC Corp.                                  90,700            4,064
   Mobil Corp.                                53,000            4,061
   Kimberly-Clark Corp.                       87,496            4,014
   AT&T Corp.                                 69,400            3,964
   Walgreen Co.                               95,600            3,949
   The Gap, Inc.                              62,750            3,867
-  Compuware Corp.                            75,600            3,865
   General Re Corp.                           15,000            3,802
-  Tele-Communications Liberty
     Media Group Class A                      97,440            3,782
-  Oracle Corp.                              144,875            3,558
-  Amgen, Inc.                                53,200            3,478
   Lockheed Martin Corp.                      32,500            3,441
   General Motors Corp.                       51,500            3,441
   Columbia/HCA Healthcare Corp.             117,021            3,408
-  Cendant Corp.                             162,225            3,386
-  Sun Microsystems, Inc.                     77,900            3,384
   HBO & Co.                                  95,200            3,356
-  AMR Corp.                                  39,800            3,313
   Comcast Corp. Class A Special              79,666            3,234
-  Costco Cos., Inc.                          50,100            3,159
   Burlington Northern
     Santa Fe Corp.                           32,131            3,155
   Waste Management Inc.                      90,065            3,152
   Electronic Data Systems Corp.              78,800            3,152
-  Viacom Inc. Class B                        54,106            3,152
   CVS Corp.                                  80,628            3,139
   Tyco International Ltd.                    49,576            3,123
-  Cablevision Systems Corp.
     Class B                                  37,400            3,123
   Lowe's Cos., Inc.                          76,200            3,091
   Raytheon Co. Class B                       51,900            3,069
   Automatic Data Processing, Inc.            41,300            3,010
   First Data Corp.                           88,562            2,950
   Mattel, Inc.                               69,512            2,941
-  CIENA Corp.                                41,200            2,869
   Illinois Tool Works, Inc.                  43,000            2,868
-  3Com Corp.                                 92,475            2,838
   The Hartford Financial Services
     Group Inc.                               24,600            2,814
   Cognizant Corp.                            43,900            2,766
-  BMC Software, Inc.                         53,200            2,763
-  Tellabs, Inc.                              38,500            2,758
-  Federated Department
     Stores, Inc.                             51,100            2,750
   Qwest Communications
     International Inc.                       78,738            2,746
   United Healthcare Corp.                    43,100            2,737
   Guidant Corp.                              38,000            2,710
-  Kmart Corp.                               138,600            2,668
   Delta Air Lines, Inc.                      20,500            2,650
   Computer Sciences Corp.                    41,200            2,637
   SunAmerica Inc.                            45,850            2,633
   Green Tree Financial Corp.                 61,400            2,629
   State Street Corp.                         37,700            2,620
-  Ascend Communications, Inc.                52,040            2,579
   Cardinal Health, Inc.                      27,300            2,559
-  Clear Channel
     Communications, Inc.                     23,400            2,553
   Archer-Daniels-Midland Co.                131,547            2,549
   Wrigley, (Wm.) Jr. Co.                     25,700            2,519
   Aluminum Co. of America                    38,000            2,506

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
----------------------------------------------------------------------
   Aetna Inc.                                 32,897         $  2,504
   Lehman Brothers Holdings, Inc.             32,200            2,497
-  USA Waste Service                          50,300            2,483
-  Applied Materials, Inc.                    84,100            2,481
-  HEALTHSOUTH Corp.                          92,902            2,479
   Minnesota Mining &
     Manufacturing Co.                        29,900            2,457
   Becton, Dickinson & Co.                    31,400            2,437
-  The Kroger Co.                             56,600            2,427
-  Boston Scientific Corp.                    33,800            2,421
   Franklin Resources Corp.                   44,800            2,419
-  Bay Networks, Inc.                         74,793            2,412
-  Yahoo!, Inc.                               15,300            2,410
-  Staples, Inc.                              82,287            2,381
-  Republic Industries, Inc.                  94,900            2,372
   The Equitable Cos.                         31,500            2,360
-  FDX Corporation                            37,200            2,334
-  Chancellor Media Corp.                     46,900            2,329
   Caterpillar, Inc.                          44,000            2,327
-  US Airways Group, Inc.                     29,200            2,314
   Coca-Cola Enterprises, Inc.                58,800            2,308
   McKesson Corp.                             28,400            2,308
-  Kohls Corp.                                44,400            2,303
   Tele-Communications TCI
     Ventures Group Series A                 114,494            2,297
-  AES Corp.                                  43,500            2,286
   Sysco Corp.                                89,200            2,286
-  ADC Telecommunications, Inc.               62,300            2,276
   BellSouth Corp.                            33,700            2,262
-  Tenet Healthcare Corp.                     72,337            2,261
   Conseco Inc.                               48,066            2,247
-  PeopleSoft, Inc.                           47,800            2,247
-  Forest Laboratories, Inc.                  62,400            2,231
   Burlington Resources, Inc.                 50,500            2,175
   Newell Co.                                 43,600            2,172
   Southwest Airlines Co.                     72,900            2,160
   Kansas City Southern
     Industries, Inc.                         43,500            2,159
   UNUM Corp.                                 38,700            2,148
-  Storage Technology Corp.                   49,200            2,134
   Harley-Davidson, Inc.                      54,800            2,123
   U.S. Surgical Corp.                        46,500            2,122
-  DSC Communications Corp.                   70,500            2,115
   Progressive Corp. of Ohio                  15,000            2,115
   Marriott International, Inc. Class A       65,200            2,111
   MBIA, Inc.                                 28,000            2,096
   AFLAC, Inc.                                68,900            2,089
   Fort James Corp.                           46,087            2,051
   Praxair, Inc.                              43,800            2,050
   General Instrument Corp.                   75,100            2,042
-  Novell, Inc.                              159,800            2,037
-  Lexmark International
     Group, Inc. Class A                      33,100            2,019
-  FORE Systems, Inc.                         75,900            2,011
   Tandy Corp.                                37,800            2,006
-  Apple Computer, Inc.                       69,700            2,000
   Coastal Corp.                              28,600            1,997
-  Owens-Illinois, Inc.                       44,600            1,996
   Charles Schwab Corp.                       60,800            1,976
   Dollar General Corp.                       49,728            1,967
-  Office Depot, Inc.                         62,200            1,963
   Paychex, Inc.                              48,225            1,962
-  Wellpoint Health Networks Inc.
     Class A                                  26,503            1,961
   Amoco Corp.                                47,000            1,956
-  Intuit, Inc.                               31,800            1,948
-  Cadence Design Systems, Inc.               62,300            1,947
-  Sterling Commerce, Inc.                    40,100            1,945
   Mylan Laboratories, Inc.                   64,650            1,944
   NIKE, Inc. Class B                         39,900            1,943
-  Cox Communications, Inc.
     Class A                                  40,100            1,942
-  Parametric Technology Corp.                71,600            1,942
-  Robert Half International, Inc.            34,700            1,939
   Circuit City Stores, Inc.                  41,300            1,936
-  Humana, Inc.                               62,000            1,934
-  Network Associates, Inc.                   40,350            1,932
   Loews Corp.                                22,100            1,925
-  Fred Meyer Inc.                            45,300            1,925
-  Watson Pharmaceuticals, Inc.               41,200            1,924
-  Starbucks Corp.                            35,600            1,902
-  Health Management Associates
     Class A                                  56,512            1,890
   Dillard's Inc.                             45,600            1,890
   MGIC Investment Corp.                      32,900            1,877
-  NEXTEL Communications, Inc.                75,300            1,873
-  R. P. Scherer Corp.                        21,000            1,861
   Golden West Financial Corp.                17,500            1,860
-  360 Communications Co.                     58,045            1,857
   Century Telephone
     Enterprises, Inc.                        40,200            1,844
-  Jones Apparel Group, Inc.                  50,400            1,843
-  Electronic Arts Inc.                       34,100            1,841
-  Toys R Us, Inc.                            78,100            1,840
-  AutoZone Inc.                              57,600            1,840
   Banc One Corp.                             32,959            1,839
-  Thermo Electron Corp.                      53,800            1,839
   Capital One Financial Corp.                14,800            1,838
   Hasbro, Inc.                               46,400            1,824
-  Ceridian Corp.                             30,800            1,810
-  Synopsys, Inc.                             39,427            1,804
-  Viking Office Products                     57,400            1,801
-  Gateway, Inc.                              35,200            1,782
-  Tricon Global Restaurants, Inc.            55,940            1,772
   Albertson's, Inc.                          34,200            1,772
-  Solectron Corp.                            42,000            1,767
   Champion International Corp.               35,900            1,766
-  ALZA Corp.                                 40,500            1,752
-  UAL Corp.                                  22,300            1,739
-  SunGard Data Systems, Inc.                 45,200            1,734
-  Analog Devices, Inc.                       70,433            1,730
   Amerada Hess Corp.                         31,800            1,727
   Biomet, Inc.                               52,200            1,726
-  Concord EFS, Inc.                          66,000            1,724
   FirstEnergy Corp.                          55,900            1,719
   ITT Industries, Inc.                       45,900            1,716
   Fluor Corp.                                33,600            1,714
-  Biogen, Inc.                               34,800            1,705
   Tyson Foods, Inc.                          78,550            1,703
-  FIserv, Inc.                               40,100            1,703

----------------------------------------------------------------------
                                                               MARKET
CAPITAL APPRECIATION                                           VALUE*
PORTFOLIO                                     SHARES            (000)
----------------------------------------------------------------------
-  Level 3 Communications, Inc.               23,000         $  1,702
   Allmerica Financial Corp.                  26,044            1,693
-  Continental Airlines, Inc. Class B         27,700            1,686
   Columbia Energy Group                      30,300            1,685
-  Barnes & Noble, Inc.                       44,600            1,670
   SBC Communications Inc.                    41,720            1,669
-  QUALCOMM, Inc.                             29,600            1,663
   Kellogg Co.                                43,700            1,641
-  Maxim Integrated Products, Inc.            51,600            1,635
   Cintas Corp.                               31,900            1,627
-  Consolidated Stores, Inc.                  44,806            1,624
   RELTEC Corp.                               36,000            1,620
-  LSI Logic Corp.                            70,000            1,614
-  SCI Systems, Inc.                          42,900            1,614
-  Mirage Resorts, Inc.                       75,600            1,611
   AMBAC Financial Group Inc.                 27,500            1,609
   Manor Care Inc.                            41,700            1,603
   Linear Technology Corp.                    26,500            1,598
   Nucor Corp.                                34,700            1,596
   Dime Bancorp, Inc.                         53,300            1,596
-  Western Atlas, Inc.                        18,800            1,596
-  Teleport Communications
     Group Inc.                               29,400            1,595
   Anadarko Petroleum Corp.                   23,700            1,592
-  St. Jude Medical, Inc.                     43,109            1,587
   Darden Restaurants Inc.                    99,900            1,586
   USG Corp.                                  29,300            1,586
-  Quantum Corp.                              76,000            1,577
   W.W. Grainger, Inc.                        31,400            1,564
   Owens Corning                              38,200            1,559
-  Pacificare Health Systems Inc.
     Class B                                  17,632            1,558
   Autoliv, Inc.                              49,147            1,554
   M & T Bank Corp.                            2,800            1,551
   Newmont Mining Corp.                       65,591            1,550
   Centex Corp.                               40,800            1,540
-  CompUSA, Inc.                              85,100            1,537
   The Warnaco Group, Inc. Class A            36,100            1,532
   International Paper Co.                    35,600            1,531
   Union Pacific Resources
     Group, Inc.                              86,842            1,525
-  Lear Corp.                                 29,600            1,519
-  Bed Bath & Beyond, Inc.                    29,300            1,518
-  American Standard Cos., Inc.               33,900            1,515
-  American Power Conversion Corp.            50,200            1,506
   Inland Steel Industries, Inc.              53,300            1,502
   Dole Food Co.                              30,200            1,500
-  Outback Steakhouse, Inc.                   38,400            1,498
   Pioneer Natural Resources Co.              62,700            1,497
-  Sybron International Corp.                 59,200            1,495
-  USA Networks, Inc.                         59,480            1,494
-  Netscape Communications Corp.              55,179            1,493
-  NCR Corp.                                  45,937            1,493
   Adobe Systems, Inc.                        35,100            1,490
-  Fruit of the Loom, Inc.                    44,800            1,487
   Stewart Enterprises, Inc. Class A          55,800            1,486
   IMC Global Inc.                            49,206            1,482
   Williams Cos., Inc.                        43,789            1,478
-  Foundation Health Systems, Inc.
     Class A                                  55,970            1,476
-  Quintiles Transnational Corp.              30,000            1,476
   Nordstrom, Inc.                            19,100            1,475
-  General Nutrition Cos., Inc.               47,400            1,475
   Danaher Corp.                              40,200            1,475
-  Seagate Technology Inc.                    61,870            1,473
-  AccuStaff, Inc.                            47,100            1,472
   Sigma-Aldrich Corp.                        41,900            1,472
-  U.S. Filter Corp.                          52,000            1,459
   CNF Transportation, Inc.                   34,300            1,458
   Provident Cos., Inc.                       41,904            1,446
-  EXCEL Communications, Inc.                 62,800            1,440
-  DST Systems, Inc.                          25,600            1,434
-  Host Marriott Corp.                        80,400            1,432
   Apache Corp.                               45,400            1,430
   Beckman Coulter, Inc.                      24,500            1,427
   Stryker Corp.                              37,000            1,420
-  Centocor, Inc.                             39,100            1,417
-  Venator Group, Inc.                        73,900            1,413
-  PRIMEDIA Inc.                             103,800            1,408
   Martin Marietta Materials, Inc.            31,100            1,400
   International Game Technology              57,500            1,394
-  Corrections Corp. of America               59,300            1,393
   Fastenal Co.                               30,000            1,393
-  Oryx Energy Co.                            62,950            1,393
-  Promus Hotel Corp.                         36,163            1,392
   Horace Mann Educators Corp.                40,300            1,390
-  Citizens Utilities Co. Class B            144,311            1,389
-  Harrah's Entertainment, Inc.               59,600            1,386
   R & B Falcon Corp.                         61,146            1,383
   E.W. Scripps Co. Class A                   25,235            1,383
-  First Health Group Corp.                   48,400            1,379
-  Global Marine, Inc.                        73,800            1,379
   Union Pacific Corp.                        31,253            1,379
   Cracker Barrel Old Country
     Stores, Inc.                             43,400            1,378
-  Litton Industries, Inc.                    23,300            1,375
-  Northwest Airlines Corp. Class A           35,600            1,373
-  Noble Drilling Corp.                       57,000            1,372
   Freeport-McMoRan Copper &
     Gold Inc. Class B                        89,987            1,367
   Great Lakes Chemical Corp.                 34,600            1,365
   Noble Affiliates, Inc.                     35,900            1,364
-  OfficeMax, Inc.                            82,600            1,363
-  UNOVA, Inc.                                63,200            1,359
-  Gartner Group, Inc. Class A                38,800            1,358
   20th Century Industries                    47,300            1,357
-  CalEnergy Co.                              45,100            1,356
   A. H. Belo Corp. Class A                   55,600            1,355
   New Century Energies, Inc.                 29,800            1,354
-  Healthcare & Retirement Corp.              34,300            1,353
   Morton International, Inc.                 54,100            1,353
-  Genzyme Corp.                              52,900            1,352
-  EVI Weatherford, Inc.                      36,400            1,351
   Clayton Homes Inc.                         71,116            1,351
-  Advanced Micro Devices, Inc.               79,100            1,350
   Diamond Offshore Drilling, Inc.            33,700            1,348
-  Micron Technology, Inc.                    54,200            1,345
-  BJ Services Co.                            46,200            1,343
-  Teradyne, Inc.                             50,100            1,340
   York International Corp.                   30,600            1,333

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
----------------------------------------------------------------------
   Wesco Financial Corp.                       3,400         $  1,329
-  KLA-Tencor Corp.                           48,000            1,329
   Transatlantic Holdings, Inc.               17,100            1,322
-  Stone Container Corp.                      84,500            1,320
-  Xilinx, Inc.                               38,600            1,312
-  King World Productions, Inc.               51,400            1,311
   Johns Manville Corp.                       87,000            1,310
-  Paging Network, Inc.                       93,100            1,303
-  Sterling Software, Inc.                    44,000            1,301
-  Beverly Enterprises, Inc.                  93,900            1,297
   Total System Services, Inc.                61,650            1,295
-  Ocean Energy, Inc.                         66,140            1,294
-  Tele-Communications
     International, Inc. Series A             64,200            1,290
-  Chiron Corp.                               82,140            1,288
-  Cooper Cameron Corp.                       25,200            1,285
   Enron Oil & Gas Co.                        63,400            1,284
-  Altera Corp.                               43,400            1,283
   Homestake Mining Co.                      123,300            1,279
-  Iomega Corp.                              217,000            1,275
   The PMI Group Inc.                         17,300            1,269
-  FMC Corp.                                  18,600            1,268
   La Quinta Inns Inc.                        60,000            1,267
-  International Specialty
     Products, Inc.                           68,000            1,267
   Telephone & Data Systems, Inc.             32,000            1,260
-  Chris-Craft Industries, Inc.               23,028            1,259
-  Bethlehem Steel Corp.                     101,200            1,259
   Pittston Brink's Group                     34,100            1,257
-  Arrow Electronics, Inc.                    57,600            1,253
-  Circus Circus Enterprises Inc.             73,700            1,248
-  Quorum Health Group, Inc.                  47,050            1,247
   Reebok International Ltd.                  44,950            1,244
-  MedPartners, Inc.                         155,156            1,241
-  UCAR International, Inc.                   42,300            1,235
   Leucadia National Corp.                    37,300            1,233
   Molex, Inc.                                49,025            1,226
   BHC Communications, Inc.
     Class A                                   8,700            1,221
   IBP, Inc.                                  66,800            1,211
-  Brinker International, Inc.                62,400            1,201
-  Tech Data Corp.                            27,900            1,196
   Autodesk, Inc.                             30,900            1,194
   Ford Motor Co.                             20,200            1,192
-  Andrew Corp.                               65,687            1,186
-  Nabors Industries, Inc.                    59,800            1,185
-  MGM Grand, Inc.                            37,300            1,177
-  U.S. Cellular Corp.                        38,200            1,175
   Callaway Golf Co.                          59,300            1,167
-  CNA Financial Corp.                        24,900            1,159
   Raychem Corp.                              39,000            1,153
   DePuy, Inc.                                40,800            1,153
-  Thermo Instrument Systems, Inc.            43,658            1,146
   Cooper Tire & Rubber Co.                   55,500            1,145
-  Coltec Inc.                                57,300            1,139
   Lancaster Colony Corp.                     30,050            1,138
   ENSCO International, Inc.                  65,500            1,138
   Starwood Hotels & Resorts REIT             23,424            1,132
   AGCO Corp.                                 55,000            1,131
-  Corporate Express, Inc.                    88,600            1,124
-  Sealed Air Corp.                           30,136            1,108
-  Southland Corp.                           402,300            1,106
-  Premisys Communications, Inc.              44,400            1,104
-  Keebler Foods Co.                          40,100            1,103
   Newmont Gold Co.                           44,300            1,094
-  Jefferson Smurfit Corp.                    69,500            1,092
-  Rowan Cos., Inc.                           56,200            1,092
-  CommScope, Inc.                            67,406            1,091
-  Atmel Corp.                                80,000            1,090
   The St. Joe Company                        39,800            1,090
   Varian Associates, Inc.                    27,900            1,088
   Millipore Corp.                            39,200            1,068
-  GTech Holdings Corp.                       31,700            1,068
-  Smith International, Inc.                  30,200            1,051
   Rubbermaid, Inc.                           31,600            1,049
-  Global Industries Ltd.                     62,000            1,046
   Manpower Inc.                              35,900            1,030
-  Consolidated Freightways Corp.             73,371            1,023
   DENTSPLY International Inc.                40,200            1,005
   J.C. Penney Co., Inc.                      13,654              987
   Chrysler Corp.                             17,286              975
   Mark IV Industries, Inc.                   44,310              958
-  Santa Fe Energy Resources, Inc.            89,100              958
   Mallinckrodt, Inc.                         31,800              944
-  Western Digital Corp.                      79,900              944
   The Limited, Inc.                          28,437              942
   Gaylord Entertainment Co.
     Class A                                  28,614              923
-  Informix Corp.                            114,800              908
-  Alleghany Corp.                             3,808              888
   American General Corp.                     12,461              887
-  Adaptec, Inc.                              61,700              883
   Cummins Engine Co., Inc.                   16,900              866
   Crown Cork & Seal Co., Inc.                17,500              831
   Shaw Industries, Inc.                      47,000              828
-  Cabletron Systems, Inc.                    61,600              828
-  National Semiconductor Corp.               62,600              826
-  EEX Corp.                                  87,882              824
-  PETsMART, Inc.                             81,800              818
-  Host Marriott Services Corp.               53,520              779
-  Silicon Graphics, Inc.                     63,500              770
   Sodexho Marriott Services, Inc.            26,450              767
-  Electronics for Imaging, Inc.              36,000              761
-  Micron Electronics, Inc.                   63,000              760
-  Nine West Group, Inc.                      27,100              727
-  Abercrombie & Fitch Co.                    16,258              715
-  IVAX Corp.                                 73,800              683
   The Pep Boys
     (Manny, Moe & Jack)                      35,100              665
   Alumax, Inc.                               14,178              658
-  Vishay Intertechnology, Inc.               36,334              652
-  IDEXX Laboratories Corp.                   26,000              647
-  Airgas, Inc.                               44,200              635
-  Ventas, Inc.                               45,285              626
   Allegheny Teledyne Inc.                    27,142              621
   Sunbeam Corp.                              59,300              615
-  Microchip Technology, Inc.                 20,200              528
-  Chicago Title Corp.                        11,424              528
-  Sybase, Inc.                               74,500              519
   Albemarle Corp.                            23,000              507

----------------------------------------------------------------------
                                                               MARKET
CAPITAL APPRECIATION                                           VALUE*
PORTFOLIO                                     SHARES            (000)
----------------------------------------------------------------------
COMMON STOCKS (100.2%)
----------------------------------------------------------------------
   Great Atlantic & Pacific
     Tea Co., Inc.                            15,300         $    506
-  LAM Research Corp.                         26,300              503
   Texaco Inc.                                 7,960              475
   Bandag, Inc.                               11,850              462
-  LucasVarity PLC ADR                        11,592              461
-  Castle & Cooke Inc.                        23,300              443
-  Micro Warehouse Inc.                       28,400              440
   The Reynolds & Reynolds Co.
     Class A                                  23,500              427
   IKON Office Solutions, Inc.                29,300              427
   Sealed Air Corp. Pfd.                      10,117              425
-  VLSI Technology, Inc.                      25,200              423
-  Choice Hotel International, Inc.           30,100              408
-  Viacom Inc. Class A                         6,844              400
   W.R. Grace & Co.                           22,100              377
-  J.D. Edwards & Co.                          8,500              365
-  Boise Cascade Office
     Products Corp.                           23,200              360
-  PharMerica, Inc.                           29,809              360
   Frontier Corp.                             11,400              359
   General Semiconductor, Inc.                36,100              356
-  Wisconsin Central
     Transportation Corp.                     16,000              350
   Pacificare Health Systems Inc.
     Class A                                   4,096              346
-  Oxford Health Plan                         22,000              337
   MascoTech Inc.                             14,000              336
   Texas Utilities Co.                         7,965              332
   At Home Corp. Series A                      7,000              331
   Reynolds Metals Co.                         5,300              296
   ING Groep NV ADR                            4,261              278
   Pogo Producing Co.                         10,300              259
-  Boston Chicken, Inc.                      153,500              245
   Georgia Gulf Corp.                         10,700              244
   Price Enterprises, Inc.                    13,100              241
   First Brands Corp.                          9,200              236
   TIG Holdings, Inc.                          9,800              225
   LTV Corp.                                  22,900              219
   St. Paul Cos., Inc.                         4,800              202
   Cinergy Corp.                               5,700              200
   Raytheon Co. Class A                        3,284              189
-  Mentor Graphics Corp.                      16,100              170
   Lone Star Industries, Inc.                  2,000              154
   Burlington Coat Factory
     Warehouse Corp.                           6,360              143
   Werner Enterprises, Inc.                    7,500              143
-  Octel Corp.                                 7,150              142
   U S West, Inc.                              3,010              141
-  Input/Output, Inc.                          6,900              123
-  NovaCare, Inc.                             10,200              120
   Baxter International, Inc.                  2,000              108
   RJR Nabisco Holdings Corp.                  4,360              103
   Aetna Inc.                                  1,333              100
   Unisource Worldwide, Inc.                   8,500               92
-  Marquette Medical Systems Inc.              3,500               90
-  Seagull Energy Corp.                        5,200               86
   Pittston BAX Group                          5,450               85
-  TransTexas Gas Corp.                        9,300               83
-  Associated Group, Inc.                      1,750               72
-  Sunburst Hospitality Corp.                 10,033               70
-  Associated Group, Inc. Class B              1,750               70
-  Shiva Corp.                                 8,000               67
   Russell Corp.                               1,550               47
-  Lands' End, Inc.                            1,400               44
-  Pairgain Technologies, Inc.                 2,000               35
-  Glenayre Technologies, Inc.                 3,000               32
   ASARCO, Inc.                                1,400               31
   Advanta Corp. Class A                       1,400               31
   Wausau-Mosinee Paper Corp.                  1,100               25
-  Burlington Industries, Inc.                 1,500               21
   Louisiana-Pacific Corp.                     1,050               19
-  Freeport-McMoRan Sulphur, Inc.              1,433               19
-  IMC Global
     Warrants Exp. 12/22/2000                  2,261                6
   Freeport-McMoRan Copper &
     Gold, Inc. Class A                          138                2
----------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $782,375)                                          1,241,401
----------------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.4%)
----------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998                          $  1,600            1,600
   5.76%, 7/1/1998--Note E                    15,884           15,884
----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $17,484)                                              17,484
----------------------------------------------------------------------
TOTAL INVESTMENTS (101.6%)
   (COST $799,859)                                          1,258,885
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.6%)
----------------------------------------------------------------------
Other Assets--Note B                                           22,497
Liabilities--Note E                                           (42,615)
                                                          ------------
                                                              (20,118)
----------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------
Applicable to 52,307,423 outstanding
   $.001 par value shares of beneficial interest.
   (unlimited authorization)                               $1,238,767
======================================================================

NET ASSET VALUE PER SHARE                                      $23.68
======================================================================

*See Note A in Notes to Financial Statements.

-Non-Income-Producing Security.

ADR--American Depositary Receipt.

REIT--Real Estate Investment Trust.

----------------------------------------------------------------------
  AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------
                                              AMOUNT              PER
                                               (000)            SHARE
----------------------------------------------------------------------
  Paid in Capital                         $  801,558           $15.32
  Undistributed Net
    Investment Income                          3,144              .06
  Accumulated Net
    Realized Losses--Note C                  (24,961)            (.48)
  Unrealized Appreciation--
    Note D                                   459,026             8.78
----------------------------------------------------------------------
  NET ASSETS                              $1,238,767           $23.68
======================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each portfolio during the reporting period, and details the operating expenses charged to the portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

----------------------------------------------------------------------------------------------------------------------
                                                                                     GROWTH AND               CAPITAL
                                                                 BALANCED                INCOME          APPRECIATION
                                                                PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                              --------------------------------------------------------
                                                                          SIX MONTHS ENDED JUNE 30, 1998
                                                              --------------------------------------------------------
                                                                    (000)                 (000)                 (000)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
     Dividends                                                 $     250             $   5,860             $    4,134
     Interest                                                      1,783                   110                    260
                                                              --------------------------------------------------------
          Total Income                                             2,033                 5,970                  4,394
                                                              --------------------------------------------------------
EXPENSES
     The Vanguard Group--Note B
          Investment Advisory Services                                13                     9                      9
          Management and Administrative                               76                   488                    714
          Marketing and Distribution                                  18                    90                    124
     Taxes (other than income taxes)                                   5                    28                     40
     Custodian Fees                                                    5                    40                     19
     Auditing Fees                                                     4                     4                      4
     Shareholders' Reports                                             2                     8                     10
     Annual Meeting and Proxy Costs                                   --                     1                      1
     Trustees' Fees and Expenses                                      --                     1                      1
                                                              --------------------------------------------------------
          Total Expenses                                             123                   669                    922
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              1,910                 5,301                  3,472
----------------------------------------------------------------------------------------------------------------------
REALIZED NET LOSS ON INVESTMENT SECURITIES SOLD                     (736)               (2,305)                (7,487)
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENT SECURITIES                                        11,715               118,644                170,684
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $12,889              $121,640               $166,669
======================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

------------------------------------------------------------------------------------------------------------------------------
                                                                       BALANCED                      GROWTH AND INCOME
                                                                       PORTFOLIO                          PORTFOLIO
                                                        ----------------------------------------------------------------------
                                                            SIX MONTHS              YEAR        SIX MONTHS              YEAR
                                                                 ENDED             ENDED             ENDED             ENDED
                                                         JUN. 30, 1998     DEC. 31, 1997     JUN. 30, 1998     DEC. 31, 1997
                                                                 (000)             (000)             (000)             (000)
------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS

     Net Investment Income                                 $    1,910        $    2,674        $    5,301         $    6,543
     Realized Net Gain (Loss)                                    (736)             (626)           (2,305)              (199)
     Change in Unrealized Appreciation (Depreciation)          11,715            12,259           118,644            103,458
                                                         ---------------------------------------------------------------------
          Net Increase in Net Assets
               Resulting from Operations                       12,889            14,307           121,640            109,802
                                                         ---------------------------------------------------------------------
DISTRIBUTIONS
     Net Investment Income                                     (1,588)           (2,697)           (4,843)            (6,484)
     Realized Capital Gain                                         --                --                --                 --
                                                         ---------------------------------------------------------------------
          Total Distributions                                  (1,588)           (2,697)           (4,843)            (6,484)
                                                         ---------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
     Issued                                                    39,649            46,356           312,783            249,262
     Issued in Lieu of Cash Distributions                       1,402             2,397             3,848              4,965
     Redeemed                                                  (2,775)           (3,726)          (18,264)           (12,772)
                                                         ---------------------------------------------------------------------
          Net Increase from Capital Share Transactions         38,276            45,027           298,367            241,455
------------------------------------------------------------------------------------------------------------------------------
     Total Increase                                            49,577            56,637           415,164            344,773
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of Period                                      119,765            63,128           579,292            234,519
                                                         ---------------------------------------------------------------------
     End of Period                                           $169,342          $119,765          $994,456           $579,292
==============================================================================================================================

(1)Shares Issued (Redeemed)
     Issued                                                     2,569             3,382            13,632             13,396
     Issued in Lieu of Cash Distributions                          89               169               160                254
     Redeemed                                                    (181)             (273)             (860)              (671)
                                                         ---------------------------------------------------------------------
          Net Increase in Shares Outstanding                    2,477             3,278            12,932             12,979
==============================================================================================================================

----------------------------------------------------------------------------------------------------------------
                                                                                      CAPITAL APPRECIATION
                                                                                           PORTFOLIO
                                                                           -------------------------------------
                                                                               SIX MONTHS                  YEAR
                                                                                    ENDED                 ENDED
                                                                            JUN. 30, 1998         DEC. 31, 1997
                                                                                    (000)                 (000)
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS

     Net Investment Income                                                 $       3,472             $    5,003
     Realized Net Gain (Loss)                                                     (7,487)                (7,186)
     Change in Unrealized Appreciation (Depreciation)                            170,684                165,146
                                                                           -------------------------------------
          Net Increase in Net Assets Resulting from Operations                   166,669                162,963
                                                                           -------------------------------------
DISTRIBUTIONS
     Net Investment Income                                                            --                 (5,247)
     Realized Capital Gain                                                            --                     --
                                                                           -------------------------------------
          Total Distributions                                                         --                 (5,247)
                                                                           -------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
     Issued                                                                      196,525                233,347
     Issued in Lieu of Cash Distributions                                             --                  4,508
     Redeemed                                                                    (16,934)               (20,455)
                                                                           -------------------------------------
          Net Increase from Capital Share Transactions                           179,591                217,400
----------------------------------------------------------------------------------------------------------------
     Total Increase                                                              346,260                375,116
----------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of Period                                                         892,507                517,391
                                                                           -------------------------------------
     End of Period                                                            $1,238,767               $892,507
================================================================================================================

(1)Shares Issued (Redeemed)
     Issued                                                                        8,869                 12,712
     Issued in Lieu of Cash Distributions                                             --                    229
     Redeemed                                                                       (793)                (1,141)
                                                                           -------------------------------------
          Net Increase in Shares Outstanding                                       8,076                 11,800
================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each portfolio's investment results and distributions to shareholders on a per-share basis. It also presents the portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the portfolio's total return; how much it costs to operate the portfolio; and the extent to which the portfolio tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the portfolio for one year.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       BALANCED PORTFOLIO
                                                                                     YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                            SIX MONTHS ENDED         --------------------------------------     JUL. 25* TO
THROUGHOUT EACH PERIOD                                JUNE 30, 1998            1997           1996            1995   DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.67          $12.92          $11.85         $  9.79         $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                      .20             .37             .36             .31            .09
     Net Realized and Unrealized Gain (Loss)
          on Investments                                       1.21            1.75            1.07            2.07           (.21)
                                                   --------------------------------------------------------------------------------
          Total from Investment Operations                     1.41            2.12            1.43            2.38           (.12)
                                                   --------------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                      (.16)           (.37)           (.36)           (.32)          (.09)
     Distributions from Realized Capital Gains                   --              --              --              --             --
                                                   --------------------------------------------------------------------------------
          Total Distributions                                  (.16)           (.37)           (.36)           (.32)          (.09)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $15.92          $14.67          $12.92          $11.85        $  9.79
===================================================================================================================================

TOTAL RETURN**                                                9.62%          16.55%          12.21%          24.52%         -1.40%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                      $169            $120             $63             $39            $17
     Ratio of Total Expenses to Average Net Assets           0.17%+           0.17%           0.20%           0.20%             0%
     Ratio of Net Investment Income to
          Average Net Assets                                 2.63%+           2.77%           3.04%           3.06%         2.88%+
     Portfolio Turnover Rate                                    5%+              7%              5%              5%             0%
-----------------------------------------------------------------------------------------------------------------------------------

 *Subscription period for the portfolio was July 25, 1994, to September 5, 1994, during which time all assets were held in money market instruments. Performance measurement begins September 6, 1994.

**Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

 +Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                GROWTH AND INCOME PORTFOLIO
                                                                                    YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                            SIX MONTHS ENDED       ----------------------------------------     JUL. 25* TO
THROUGHOUT EACH PERIOD                                JUNE 30, 1998            1997           1996            1995   DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $20.88         $15.89          $13.16          $ 9.77          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                      .14            .29             .27             .25             .09
     Net Realized and Unrealized Gain (Loss)
          on Investments                                       3.56           4.98            2.74            3.39            (.23)
                                                   --------------------------------------------------------------------------------
          Total from Investment Operations                     3.70           5.27            3.01            3.64            (.14)
                                                   --------------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                      (.13)          (.28)           (.28)           (.25)           (.09)
     Distributions from Realized Capital Gains                   --             --              --              --              --
                                                   --------------------------------------------------------------------------------
          Total Distributions                                  (.13)          (.28)           (.28)           (.25)           (.09)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $24.45         $20.88          $15.89          $13.16           $9.77
===================================================================================================================================

TOTAL RETURN**                                               17.73%         33.31%          23.03%          37.53%          -1.70%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                      $994           $579            $235             $98             $31
     Ratio of Total Expenses to Average Net Assets           0.17%+          0.17%           0.20%           0.20%          0.20%+
     Ratio of Net Investment Income to
          Average Net Assets                                 1.34%+          1.62%           2.04%           2.37%          2.82%+
     Portfolio Turnover Rate                                    4%+             2%              7%              6%              0%
-----------------------------------------------------------------------------------------------------------------------------------

 *Subscription period for the portfolio was July 25, 1994, to September 5, 1994, during which time all assets were held in money market instruments. Performance measurement begins September 6, 1994.

**Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

 +Annualized.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CAPITAL APPRECIATION PORTFOLIO
                                                                                     YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                             SIX MONTHS ENDED       ----------------------------------------     JUL. 25* TO
THROUGHOUT EACH PERIOD                                 JUNE 30, 1998            1997           1996            1995   DEC. 31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $20.18         $15.95          $13.28         $  9.95         $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                       .07            .11             .12             .08            .04
     Net Realized and Unrealized Gain (Loss)
          on Investments                                        3.43           4.24            2.66            3.34           (.05)
                                                    -------------------------------------------------------------------------------
          Total from Investment Operations                      3.50           4.35            2.78            3.42           (.01)
                                                    -------------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                         --           (.12)           (.11)           (.09)          (.04)
     Distributions from Realized Capital Gains                    --             --              --              --             --
                                                    -------------------------------------------------------------------------------
          Total Distributions                                     --           (.12)           (.11)           (.09)          (.04)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $23.68         $20.18          $15.95          $13.28        $  9.95
===================================================================================================================================

TOTAL RETURN**                                                17.34%         27.29%          20.92%          34.38%         -0.50%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                     $1,239           $893            $517            $254            $70
     Ratio of Total Expenses to Average Net Assets            0.17%+          0.17%           0.20%           0.20%         0.20%+
     Ratio of Net Investment Income to
          Average Net Assets                                  0.64%+          0.70%           0.91%           0.97%         1.26%+
     Portfolio Turnover Rate                                     7%+             4%             12%              7%             1%
-----------------------------------------------------------------------------------------------------------------------------------

*Subscription period for the portfolio was July 25, 1994, to September 5, 1994, during which time all assets were held in money market instruments. Performance measurement begins September 6, 1994.

**Total returns do not reflect the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.

 +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the Balanced, Growth and Income, and Capital Appreciation Portfolios.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The fund consistently follows such policies in preparing its financial statements.

        1. SECURITY VALUATION: Equity securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at cost, which approximates market value. Securities for which market quotations are not available are valued by methods deemed by the Board of Trustees to represent fair value.

        2. FEDERAL INCOME TAXES: Each portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

        3. REPURCHASE AGREEMENTS: The Growth and Income Portfolio and the Capital Appreciation Portfolio, along with other members of The Vanguard Group, transfer uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

        4. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

        5. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on redemptions of capital shares are credited to paid in capital.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the Board of Trustees. At June 30, 1998, the fund had contributed capital aggregating $434,000 to Vanguard (included in Other Assets), representing 0.6% of Vanguard's capitalization. The fund's Trustees and officers are also Directors and officers of Vanguard.

C. During the six months ended June 30, 1998, purchases and sales of investment securities other than temporary cash investments were:

               ----------------------------------------------------------------------------
                                                               (000)
                                               --------------------------------------------
               PORTFOLIO                        PURCHASES                    SALES
               ----------------------------------------------------------------------------
               Balanced                         $  40,427                   $  3,444
               Growth and Income                  315,426                     16,902
               Capital Appreciation               226,538                     40,480
               ----------------------------------------------------------------------------

        At December 31, 1997, the fund had available realized capital losses to offset future net capital gains through the following fiscal year-ends:

               --------------------------------------------------------------------------------
                                                   EXPIRATION
                                              FISCAL YEAR(s) ENDING             AMOUNT
               PORTFOLIO                          DECEMBER 31,                   (000)
               --------------------------------------------------------------------------------
               Balanced                              2003-2006                 $     796
               Growth and Income                     2003-2005                     1,650
               Capital Appreciation                  2003-2006                    17,474
               --------------------------------------------------------------------------------

D. At June 30, 1998, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

               --------------------------------------------------------------------------------
                                                                (000)
                                       --------------------------------------------------------
                                         APPRECIATED         DEPRECIATED      NET UNREALIZED
               PORTFOLIO                 SECURITIES          SECURITIES        APPRECIATION
               --------------------------------------------------------------------------------
               Balanced                    $  34,891         $   (1,200)          $  33,691
               Growth and Income             276,774             (4,716)            272,058
               Capital Appreciation          477,364            (18,338)            459,026
               --------------------------------------------------------------------------------

E. The market value of Capital Appreciation Portfolio securities on loan to brokers/dealers at June 30, 1998, was $14,098,000, for which the portfolio held cash collateral of $15,884,000. Cash collateral received is invested in repurchase agreements.

TRUSTEES AND OFFICERS

JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific
Tea Co., IKON Office Solutions, Inc.,
Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MacLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DiSTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MacKINNON
Managing Director, Fixed Income Group.

F. WILLIAM McNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.


  "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
     "500" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell
       Company is the owner of trademarks and copyrights relating to the
            Russell Indexes. "Wilshire 4500" and "Wilshire 5000" are
                       trademarks of Wilshire Associates.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
Explorer Fund
Growth and Income Portfolio
Horizon Fund
    Aggressive Growth Portfolio
    Capital Opportunity Portfolio
    Global Equity Portfolio
Index Trust
    500 Portfolio
    Extended Market Portfolio
    Growth Portfolio
    Mid Capitalization Stock
      Portfolio
    Small Capitalization Growth
      Stock Portfolio
    Small Capitalization Stock
      Portfolio
    Small Capitalization Value
      Stock Portfolio
    Total Stock Market Portfolio
    Value Portfolio
Institutional Index Fund
International Equity Index Fund
    Emerging Markets Portfolio
    European Portfolio
    Pacific Portfolio
International Growth Portfolio
International Value Portfolio
Morgan Growth Fund
PRIMECAP Fund
Selected Value Portfolio
Specialized Portfolios
    Energy Portfolio
    Gold & Precious Metals
      Portfolio
    Health Care Portfolio
    REIT Index Portfolio
    Utilities Income Portfolio
Tax-Managed Fund
    Capital Appreciation
      Portfolio
    Growth and Income Portfolio
Total International Portfolio
Trustees' Equity Fund
    U.S. Portfolio
U.S. Growth Portfolio
Windsor Fund
Windsor II


MONEY MARKET FUNDS
Admiral Funds
    U.S. Treasury Money Market
      Portfolio
Money Market Reserves
    Federal Portfolio
    Prime Portfolio
Municipal Bond Fund
    Money Market Portfolio
State Tax-Free Funds
    (CA, NJ, NY, OH, PA)
Treasury Money Market Portfolio


BOND FUNDS
Admiral Funds
    Intermediate-Term U.S.
      Treasury Portfolio
    Long-Term U.S. Treasury
      Portfolio
    Short-Term U.S. Treasury
      Portfolio
Bond Index Fund
    Intermediate-Term Bond
      Portfolio
    Long-Term Bond Portfolio
    Short-Term Bond Portfolio
    Total Bond Market Portfolio
Fixed Income Securities Fund
    GNMA Portfolio
    High Yield Corporate Portfolio
    Intermediate-Term Corporate
      Portfolio
    Intermediate-Term U.S.
      Treasury Portfolio
    Long-Term Corporate
      Portfolio
    Long-Term U.S. Treasury
      Portfolio
    Short-Term Corporate
      Portfolio
    Short-Term Federal Portfolio
    Short-Term U.S. Treasury
      Portfolio
Municipal Bond Fund
    High-Yield Portfolio
    Insured Long-Term Portfolio
    Intermediate-Term Portfolio
    Limited-Term Portfolio
    Long-Term Portfolio
    Short-Term Portfolio
Preferred Stock Fund
State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Horizon Fund
    Global Asset Allocation
      Portfolio
LifeStrategy Portfolios
    Conservative Growth
      Portfolio
    Growth Portfolio
    Income Portfolio
    Moderate Growth Portfolio
STAR Portfolio
Tax-Managed Fund
    Balanced Portfolio
Wellesley Income Fund
Wellington Fund


Q872-6/1998

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.

[THE VANGUARDGROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482


FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

www.vanguard.com
online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.